                        -------------------------------
                              STATE STREET RESEARCH
                                HIGH INCOME FUND
                        -------------------------------

                          SEMIANNUAL REPORT

                          September 30, 1997


                                  WHAT'S INSIDE

                          INVESTMENT UPDATE

                          About the Fund,
                          economy and markets


                          FUND INFORMATION

                          Facts and figures


                          PLUS, COMPLETE PORTFOLIO HOLDINGS
                          AND FINANCIAL STATEMENTS


                               [Graphic Omitted]

                                 For Excellence
                                       in
                               Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY

* The economy slowed to a moderate pace in the second and third quarter of 1997, reducing fears that had been raised by a stronger-than-expected first quarter. Employment is high, personal income has increased, and Americans are the most confident they have been in close to 30 years. The consensus of outside experts is for 1997 growth in real GNP to average around 3% for the year.

* The Federal Reserve Board has kept short term interest rates at 5.50%, unchanged throughout the past six months.

* Inflation remained low, although it actually picked up after declining through the middle of the year. The Consumer Price Index, a common measure of inflation, was up 2.2% (an annualized figure) versus one year ago. Wholesale prices have declined during the period.

THE MARKETS

* High yield bonds led other U.S. fixed income sectors throughout the six month period. The strongest performance came from the lowest-rated high yield bonds, not surprising in the context of a robust economy.

* Yields fell to historically low levels, the result of heavy demand. For the six months ended September 30, 1997, the First Boston High Yield Index, a measure of high yield bond performance, was up 9.23%(1) compared to the Lehman Brothers Aggregate Bond Index, a measure of a mix of government and corporate bonds, which rose 7.12%(1).

* The U.S. stock market lost some ground early in the period then turned around to resume its climb past the 8,000 mark. The S&P 500 rose 26.24%(1) for the six months ended September 30, 1997.

THE FUND
OVER THE PAST SIX MONTHS

* Class A shares of State Street Research High Income Fund provided a total return of 13.24%(2) for the six months ended September 30, 1997 (without sales charge), significantly outpacing the average high current yield fund, which gained 10.99% during the same period, according to Lipper Analytical Services.

* The Fund's largest investments were in the strong-performing communications sector, which helped performance.

* The Fund also benefited from its focus on "B" rated bonds and zero coupon bonds, both of which did well.

CURRENT STRATEGY

* We will continue to overweight "B" rated bonds for their higher yields and lower vulnerability to changing interest rates. And, we will maintain our large position in the communications sector.

* Our outlook is for continued slow growth and relatively stable interest rates for the period ahead. In that context, we believe the environment for high yield bonds remains positive.

September 30, 1997

(1) The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely held common stocks. The Lehman Brothers Aggregate Bond Index is a market value weighted index of fixed-rate debt issues, including U.S. treasury, agency and corporate bond issues, and mortgaged/backed securities. The First Boston High Yield Index is a commonly used measure of high yield bond performance. The indices are unmanaged and do not take transaction charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2) +12.89% for Class B shares; +13.45% for Class C shares; +12.87% for Class D shares.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. In January 1994, the Fund changed its investment objective to include capital appreciation as a secondary part of its objective, and to allow greater use of lower rated securities. Performance for a class includes periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

(4) Performance reflects up to maximum 4.5% "A" share front-end

(5) Cumulative total returns are not annual- ized, nor do they reflect sales charges, which, if reflected, would reduce performance.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 1997)
--------------------------------------------------------------------------------

SEC AVERAGE ANNUAL COMPOUND RATES OF RETURN
(at maximum applicable sales charge)(3)(4)
------------------------------------------------------------------------
                           10 YEARS          5 YEARS          1 YEAR
------------------------------------------------------------------------
Class A                      +10.67%          +11.72%          +10.70%
------------------------------------------------------------------------
Class B                      +10.79%          +11.71%          +10.14%
------------------------------------------------------------------------
Class C                      +11.26%          +12.93%          +16.29%
------------------------------------------------------------------------
Class D                      +10.80%          +11.98%          +14.12%
------------------------------------------------------------------------

CUMULATIVE TOTAL RETURNS
(do not reflect sales charge)(3)(5)
------------------------------------------------------------------------
                           10 YEARS          5 YEARS          1 YEAR
------------------------------------------------------------------------
Class A                     +188.70%          +82.26%          +15.92%
------------------------------------------------------------------------
Class B                     +178.73%          +75.96%          +15.14%
------------------------------------------------------------------------
Class C                     +190.98%          +83.70%          +16.29%
------------------------------------------------------------------------
Class D                     +178.98%          +76.12%          +15.12%
------------------------------------------------------------------------

              ASSET ALLOCATION
              (by percentage of net assets)
              B                                         66%
              CONVERTIBLE                               12%
              COMMON STOCKS                              9%
              PREFERRED STOCKS                           4%
              CCC                                        4%
              BB                                         3%
              CASH                                       2%

Quality ratings based on those provided by Standard & Poor's Corp. and/or equivalent ratings by Moody's Investors Service, Inc.

* 9% of the above bonds were unrated and included among relevant rating categories as determined by the Fund's manager.

TOP 5 INDUSTRIES
(by percentage of net assets)

COMMUNICATIONS                                   20.8%
CONSUMER GOODS                                   14.8%
MEDIA                                            12.3%
SHIPPING                                          5.0%
OIL                                               4.8%
Total: 57.7%

STATE STREET RESEARCH HIGH INCOME FUND

---------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
---------------------------------------------------------------------------------------------------------------
September 30, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------------
                                                       PRINCIPAL            MATURITY               VALUE
                                                         AMOUNT               DATE                (NOTE 1)
---------------------------------------------------------------------------------------------------------------
                                                       PRINCIPAL            MATURITY               VALUE
                                                         AMOUNT               DATE                (NOTE 1)
---------------------------------------------------------------------------------------------------------------
BONDS 73.2%
AEROSPACE/DEFENSE 1.9%
Argo-Tech Corp. Sr. Sub. Note, 8.625%+ ............      $4,250,000          10/01/2007          $    4,260,625
                                                                                                 --------------
Haynes International Inc. Sr. Note, 11.625% .......       2,240,000           9/01/2004               2,587,200
L3 Communications Corp. Sr. Sub. Note, 10.375%+ ...       2,625,000           5/01/2007               2,835,000
Ladish Company, Inc. Sr. Sub. Note, 12.00%(+)@ ....         210,600          12/22/2000                 221,555
Ladish Company, Inc. Sr. Sub. Note, 12.00%(+)# ....       1,029,250          12/22/2000               1,067,095
Tracor Inc. Sr. Sub. Deb., 8.50% ..................       3,000,000           3/01/2007               3,075,000
Wyman-Gordon Co. Sr. Note, 10.75% .................       5,390,000           3/15/2003               5,753,825
                                                                                                 --------------
                                                                                                     19,800,300
                                                                                                 --------------
AUTOMOTIVE PARTS 0.2%
Exide Corp. Sr. Note, 10.00% ......................       2,250,000           4/15/2005               2,385,000
                                                                                                 --------------
CABLE TELEVISION 1.6%
American Telecasting Inc. Sr. Note, 0.00% to
  6/14/99, 14.50% from 6/15/99 to maturity ........      17,785,372           6/15/2004               6,580,588
American Telecasting Inc. Sr. Note Series B, 0.00%
  to 8/14/2000, 14.50% from
  8/15/2000 to maturity ...........................       2,265,000           8/15/2005                 770,100
Marcus Cable Co. L.P. Sr. Deb., 11.875%                   6,500,000          10/01/2005               7,109,375
Marcus Cable Co. L.P. Sr. Note, 0.00% to 6/14/2000,
  14.25% from 6/15/2000 to maturity ...............       2,750,000          12/15/2005               2,282,500
                                                                                                 --------------
                                                                                                     16,742,563
                                                                                                 --------------
CAPITAL GOODS/EQUIPMENT 2.7%
Alvey Systems Inc. Sr. Sub. Note, 11.375% .........       7,375,000           1/31/2003               7,743,750
Axiohm Inc. Sr. Sub. Note, 9.75%+ .................       2,000,000          10/01/2007               2,022,500
Celestica International Inc. Series B Note, 10.50%        2,750,000          12/31/2006               2,980,312
International Knife & Saw Inc. Sr. Sub. Note,
  11.375% .........................................       3,000,000          11/15/2006               3,262,500
Tokheim Corp. Sr. Sub. Note Series B, 11.50% ......      11,250,000           8/01/2006              12,684,375
                                                                                                 --------------
                                                                                                     28,693,437
                                                                                                 --------------
CHEMICAL 0.2%
Pioneer Americas Acquisition Corp. Sr. Sec. Note,
  9.25%+ ..........................................       1,750,000           6/15/2007               1,750,000
                                                                                                 --------------
CONGLOMERATE 1.2%
Amphenol Corp. Sr. Sub. Note, 9.875% ..............       2,000,000           5/15/2007               2,080,000
Axia Inc. Sr. Sub. Note Series B, 11.00%                    394,000           3/15/2001                 399,910
ICF International Inc. Sr. Sub. Note, 13.00% ......       9,500,000          12/31/2003               9,903,750
                                                                                                 --------------
                                                                                                     12,383,660
                                                                                                 --------------
CONSUMER GOODS & SERVICES 13.2%
Anchor Advanced Products Inc. Sr. Note Series B,
  11.75%+ .........................................      $3,000,000           4/01/2004            $  3,210,000
Coleman Holdings Corp. Sr. Sec. Note, 0.00%+ ......       8,500,000           5/15/2001               5,121,250
Drypers Corp. Series B Sr. Note, 10.25%+                  9,250,000           6/15/2007               9,296,250
Empire Gas Corp. Sr. Sec. Note, 7.00% to 7/14/99,
  12.875% from 7/15/99 to maturity ................      14,000,000           7/15/2004              13,230,000
French Fragrances Inc. Sr. Note Series B, 10.375% .      11,000,000           5/15/2007              11,550,000
Intertek Finance PLC Series B Sr. Sub. Note, 10.25%
  .................................................      15,400,000          11/01/2006              16,247,000
La Petite Holdings Corp. Sr. Sec. Note, 9.625% ....      10,750,000           8/01/2001              11,018,750
Muzak L.P. Sr. Note, 10.00% .......................       3,000,000          10/01/2003               3,150,000
NBTY Inc. Sr. Sub. Note, 8.625%+ ..................       1,400,000           9/15/2007               1,393,000
Norcal Waste Systems Inc. Sr. Note Series B, 13.25%
  to 11/14/97, 13.50%
  from 11/15/97 to maturity .......................       7,940,000          11/15/2005               8,972,200
North Atlantic Trading Inc. Sr. Note, 11.00%+ .....      12,000,000           6/15/2004              12,600,000
Pagemart Nationwide Inc. Sr. Exch. Note, 0.00% to
  1/31/2000, 15.00%
  from 2/1/2000 to maturity .......................      25,275,000           2/01/2005              20,472,750
Real Time Data Inc. Sub. Note, 0.00% to 8/14/2001,
  13.50% from 8/15/2001 to maturity+ ..............      25,250,000           8/15/2006              15,023,750
Spinnaker Industries Inc. Sr. Sec. Note, 10.75% ...       6,250,000          10/15/2006               6,468,750
                                                                                                 --------------
                                                                                                    137,753,700
                                                                                                 --------------
ENTERTAINMENT/LEISURE 0.8%
Hollywood Entertainment Corp. Sr. Sub. Note,
  10.625%+ ........................................       1,000,000           8/15/2004               1,022,500
Premier Parks Inc. Sr. Note Series A, 12.00% ......       6,400,000           8/15/2003               7,120,000
Speedway Motorsports Inc. Sr. Sub. Note, 8.50%+ ...         500,000           8/15/2007                 503,750
                                                                                                 --------------
                                                                                                      8,646,250
                                                                                                 --------------
FINANCIAL SERVICE 0.5%
Rose Hills Acquisition Corp. Sr. Sub. Note, 9.50%+        4,750,000          11/15/2004               4,987,500
                                                                                                 --------------
FOOD & BEVERAGE 2.2%
Archibald Candy Corp. Sr. Sec. Notes, 10.25%+ .....      17,000,000           7/01/2004              17,892,500
Silgan Holdings Inc. Sub. Deb., 13.25% ............       1,123,000           7/15/2006               1,280,220
Viacap SA De CV Sr. Note, 11.375%+ ................       4,000,000           5/15/2007               4,440,000
                                                                                                 --------------
                                                                                                     23,612,720
                                                                                                 --------------
GROCERY 0.6%
Pathmark Stores Inc. Sub. Note, 11.625%                   3,250,000           6/15/2002               3,282,500
Safeway Inc. Lease Certificate, 13.50% ............          90,123           1/15/2009                 130,003
Star Market Inc. Sr. Sub. Note, 13.00% ............       2,500,000          11/01/2004               2,850,000
Victory Markets Inc. Sub. Deb., 12.50%[ ] .........         925,000           3/15/2000                  46,250
                                                                                                 --------------
                                                                                                      6,308,753
                                                                                                 --------------
HOSPITAL/HEALTH CARE 2.0%
Dade International Inc. Sr. Sub. Note, 11.125% ....      $4,000,000           5/01/2006            $  4,505,000
Owens & Minor Inc. Sr. Sub. Note, 10.875% .........         875,000           6/01/2006                 964,688
Quest Diagnostics Inc. Sr. Sub. Note, 10.75% ......       7,750,000          12/15/2006               8,447,500
Unilab Corp. Sr. Note, 11.00% .....................       7,400,000           4/01/2006               7,400,000
                                                                                                 --------------
                                                                                                     21,317,188
                                                                                                 --------------

HOTEL & RESTAURANT 0.4%
Krystal Co. Sr. Note, 10.25%+ .....................       4,250,000          10/01/2007               4,335,000
                                                                                                 --------------

MEDIA 11.5%
Affiliated Newspapers Investments, Inc. Sr. Deb.,
  0.00% to 6/30/99, 13.25% from 7/1/99 to maturity        3,000,000           7/01/2006               2,730,000
Affinity Group Inc. Sr. Sub. Deb., 11.50% .........       5,250,000          10/15/2003               5,630,625
Allbritton Communications Co. Sr. Sub. Deb., 9.75%        5,825,000          11/30/2007               5,825,000
Benedek Broadcasting Corp. Sr. Note, 11.875% ......       6,250,000           3/01/2005               7,031,250
Benedek Communications Corp. Sr. Sub. Note, 0.00%
  to 5/14/2001, 13.25% from 5/15/2001 to maturity .      16,500,000           5/15/2006              11,632,500
Busse Broadcasting Corp. Sr. Sec. Note, 11.625% ...       4,000,000          10/15/2000               4,290,000
CapStar Broadcasting Partners Sr. Note, 0.00% to
  1/31/2002, 12.75% from 2/1/2002 to maturity .....      15,750,000           2/01/2009              10,788,750
Intermedia Capital Partners LP Sr. Note, 11.25% ...       6,250,000           8/01/2006               6,859,375
ITT Publimedia BV Sr. Sub. Note, 9.375%+ ..........       1,500,000           9/15/2007               1,563,750
Lamar Advertising Co. Sr. Sub. Note, 9.625% .......       3,250,000          12/01/2006               3,428,750
Outdoor Systems Inc. Sr. Sub. Note, 9.375% ........      16,000,000          10/15/2006              16,800,000
Spanish Broadcasting Systems Inc. Sr. Note, 7.50%
  to 6/14/97, 12.50% from 6/15/97 to maturity .....      13,250,000           6/15/2002              15,105,000
Sun Media Corp. Sr. Sub. Note, 9.50% ..............       4,150,000           2/15/2007               4,295,250
Sun Media Corp. Sr. Sub. Note, 9.50% ..............       5,100,000           5/15/2007               5,291,250
Telemundo Group Inc. Sr. Note, 7.00% to 2/14/99,
  10.50% from 2/15/99 to maturity .................       4,250,000           2/15/2006               4,186,250
TV Azteca SA de CV Series B Sr. Note, 10.50% ......       5,250,000           2/15/2007               5,591,250
Universal Outdoor Inc. Sr. Sub. Note, 9.75% .......       8,750,000          10/15/2006               9,362,500
                                                                                                 --------------
                                                                                                    120,411,500
                                                                                                 --------------

METALS/MINING/STEEL 3.8%
Crown Resources Corp. Cv. Sub. Deb., 5.75% ........         220,000           8/27/2001                 195,800
Envirosource Inc. Note, 9.75% .....................      19,000,000           6/15/2003              18,810,000
Envirosource Inc. Sr. Note Series B, 9.75%+ .......       3,250,000           6/15/2003               3,270,312
GS Technologies Operating Inc. Sr. Note, 12.00% ...       5,250,000           9/01/2004               5,788,125
Sheffield Steel Corp. First Mortgage Note, 12.00% .      11,124,000          11/01/2001              11,457,720
                                                                                                 --------------
                                                                                                     39,521,957
                                                                                                 --------------
OIL & GAS 4.2%
Moran Energy Inc. Cv. Deb., 8.75% .................      $2,420,000           1/15/2008               2,395,800
Transamerican Energy Corp. Sr. Note, 0.00% to
  6/14/2000, 13.00% from 6/15/2000 to maturity+ ...      30,000,000           6/15/2002              23,850,000
Transamerican Energy Corp. Sr. Note, 11.50%+ ......      17,500,000           6/15/2002              17,368,750
                                                                                                 --------------
                                                                                                     43,614,550
                                                                                                 --------------
PAPER PRODUCTS 0.3%
Crown Packaging Enterprise Ltd. Sr. Sec. Note,
  0.00% to 7/31/2003, 14.00% from 8/1/2003 to
  maturity ........................................       9,000,000           8/01/2006                 450,000
Mail-Well Envelope Corp. Sr. Sub. Note, 10.50% ....       2,250,000           2/15/2004               2,424,375
                                                                                                 --------------
                                                                                                      2,874,375
                                                                                                 --------------
PLASTICS 2.8%
Packaging Resources Inc. Sr. Sec. Note, 11.625% ...      12,250,000           5/01/2003              12,923,750
Plastic Containers Inc. Sr. Sec. Note Series B,
  10.00% ..........................................       1,250,000          12/15/2006               1,331,250
Plastic Specialties & Technologies, Inc. Sr. Note,
  11.25% ..........................................       7,250,000          12/01/2003               7,721,250
Tekni-Plex Inc. Sr. Sub. Note, 11.25%+ ............       6,250,000           4/01/2007               6,890,625
                                                                                                 --------------
                                                                                                     28,866,875
                                                                                                 --------------
RETAIL TRADE 0.3%
Phar-Mor, Inc. Note, 11.72% .......................       3,064,000           9/11/2002               3,255,500
                                                                                                 --------------
SHIPPING/TRANSPORTATION 5.0%
CHC Helicopter Corp. Sr. Sub. Note, 11.50% ........      12,914,000           7/15/2002              13,785,695
Econophone Inc. Sr. Note, 13.50%+ .................      13,000,000           7/15/2007              14,105,000
Golden Ocean Group Ltd. Sr. Note, 10.00%+ .........       5,500,000           8/31/2001               4,235,000
Johnstown America Industries Inc. Sr. Sub. Note,
  11.75% ..........................................       3,500,000           8/15/2005               3,762,500
Johnstown America Industries Inc. Sr. Sub. Note
  Series B, 11.75%+ ...............................       2,375,000           8/15/2005               2,553,125
Stena AB Sr. Note, 8.75% ..........................       5,250,000           6/15/2007               5,295,937
TFM SA de CV Sr. Note, 10.25%+ ....................       8,150,000           6/15/2007               8,679,750
                                                                                                 --------------
                                                                                                     52,417,007
                                                                                                 --------------
TECHNOLOGY/COMMUNICATIONS 17.8%
Advanced Radio Telecom Corp. Sr. Note, 14.00% .....       3,500,000           2/15/2007               2,888,594
Celcaribe SA Sr. Sec. Note, 0.00% to
  3/14/98, 13.50% from 3/15/98 to maturity ........       5,810,000           3/15/2004               5,664,750
Clearnet Communications Inc. Sr. Note, 0.00% to
  12/14/2000, 14.75% from 12/15/2000 to maturity ..      16,750,000          12/15/2005              12,981,250
ICG Holdings Inc. Sr. Note, 0.00% to
  9/14/2000, 13.50% from 9/15/2000 to maturity ....      19,850,000           9/15/2005              15,780,750
Ionica PLC Sr. Note, 13.50% .......................       5,500,000           8/15/2006               6,132,500
Mobile Telecommunication Technology, Inc. Sr. Sub.
  Note, 13.50% ....................................       4,500,000          12/15/2002               5,107,500
Nextel Communications Inc. Sr. Note, 0.00% to
  2/14/99, 9.75% from 2/15/99 to maturity .........     $22,825,000           8/15/2004           $  19,743,625
Orion Network Systems Inc. Sr. Note, 11.25% .......      14,500,000           1/15/2007              15,696,250
Paging Network Brasil SA Sr. Note, 13.50%+ ........         750,000           6/06/2005                 738,750
Pricellular Wireless Corp. Sr. Note, 10.75% .......       4,250,000          11/01/2004               4,590,000
Primus Telecommunications Inc. Sr. Note, 11.75% ...       6,500,000           8/01/2004               6,955,000
Protection One Alarm Inc. Sr. Sub. Note, 0.00% to
  6/29/98, 13.625% from 6/30/98 to maturity .......       6,000,000           6/30/2005               6,600,000
Qwest Communications International Inc. Series B
  Sr. Note, 10.875% ...............................       2,000,000           4/01/2007               2,240,000
RSL Communications Ltd. Sr. Note, 12.25% ..........      13,500,000          11/15/2006              14,445,000
Trump Atlantic City Associates First Mortgage Note,
  11.25% ..........................................       7,375,000           5/01/2006               7,153,750
U.S.A. Mobile Communications Inc. Sr. Note, 14.00%       19,000,000          11/01/2004              21,280,000
Viasystems Inc. Sr. Sub. Note, 9.75%+ .............       1,000,000           6/01/2007               1,040,000
Viatel Inc. Sr. Note, 15.00% to 1/14/2000, 15.00%
  from 1/15/2000 to maturity ......................       5,440,000           1/15/2005               3,862,400
Winstar Communications Inc. Sr. Sub. Cv. Note,
  0.00% to 10/14/2000, 14.00% from 10/15/2000 to
  maturity+ .......................................       6,525,000          10/15/2005               4,730,625
Winstar Equipment Corp. Sr. Sec. Note, 12.50%+ ....      16,500,000           3/15/2004              17,531,250
Wireless One Inc. Sr. Note, 0.00% to
  7/31/2001, 13.50% from 8/1/2001 to maturity .....      27,250,000           8/01/2006               6,131,250
Wireless One Inc. Sr. Note, 13.00% ................      10,950,000          10/15/2003               5,256,000
                                                                                                 --------------
                                                                                                    186,549,244
                                                                                                 --------------
Total Bonds (Cost $750,359,297) .......................................................             766,227,079
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------
                                                                                                     VALUE
                                                                                SHARES              (NOTE 1)
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 16.1%
BANK 0.3%
Riverbank America Pfd.* ...............................................         110,000           $   2,667,500
                                                                                                 --------------
BUSINESS SERVICE 1.6%
La Petite Academy Inc. Cl. A Exch. Pfd. ...............................         361,000              16,606,000
                                                                                                 --------------
CABLE TELEVISION 0.6%
Cablevision Systems Corp. Series B Pfd.# ..............................          59,523               6,517,768
                                                                                                 --------------
CHEMICAL 0.0%
KTI Inc. Cv. Exch. Pfd. + .............................................          10,000                 335,000
                                                                                                 --------------
CONTAINER 0.8%
WBK STRYPES Trust Exch. Pfd. ..........................................         270,000               8,503,125
                                                                                                 --------------
ELECTRIC 0.0%
Consolidated Hydro Inc. Cv. Pfd.* .....................................           2,000                 200,000
                                                                                                 --------------
ELECTRONIC COMPONENTS 1.1%
Nextel Communications Inc. Series D Exch. Pfd.+# ......................           9,750              11,261,250
                                                                                                 --------------
ELECTRONIC EQUIPMENT 0.7%
IXC Communications Inc. Exch. Pfd.+ ...................................           6,250               7,250,000
                                                                                                 --------------
FOREST PRODUCT 0.2%
Equitable Bag Inc. Series A Pfd.* .....................................         134,760               2,560,440
                                                                                                 --------------
GAMING & LODGING 0.5%
Station Casinos Inc. Cv. Pfd. .........................................         133,600               5,736,450
                                                                                                 --------------
HOTEL & RESTAURANT 0.5%
Ameriking Inc. Sr. Exch. Pfd.* ........................................         191,000               5,395,750
                                                                                                 --------------
MEDIA 2.0%
American Radio Systems Corp. Series B Exch. Pfd.# .....................          13,159               1,579,129
Granite Broadcasting Corp. Cv. Exch. Pfd. .............................         114,700               6,882,000
Granite Broadcasting Corp. Exch. Pfd.# ................................          11,404              12,059,730
                                                                                                 --------------
                                                                                                     20,520,859
                                                                                                 --------------
OIL 0.6%
Clark USA Inc. Sr. Exch. Pfd.# ........................................           6,050               6,186,125
                                                                                                 --------------
PERSONAL CARE 0.1%
Renaissance Cosmetics Inc. Series C Sr. Pfd. ..........................           1,149                 804,080
                                                                                                 --------------
PRINTING & PUBLISHING 3.8%
Hollinger International, Inc. Cv. Pfd. ................................       2,252,000              27,727,750
K-III Communications Corp. Series D Exch. Pfd.* .......................          80,000               8,520,000
K-III Communications Corp. Series E Exch. Pfd.+ .......................          30,500               3,080,500
                                                                                                 --------------
                                                                                                     39,328,250
                                                                                                 --------------
RECREATION 0.8%
Adelphia Communications Corp. Series A Exch. Pfd.*+                              72,500               8,083,750
                                                                                                 --------------
RETAIL TRADE 1.1%
Supermarkets General Holdings Corp. Exch. Pfd.# .......................         568,540              11,939,340
                                                                                                 --------------
TELEPHONE 0.7%
ICG Holdings Inc. Exch. Pfd.* .........................................           6,171               7,312,635
                                                                                                 --------------
TOBACCO 0.7%
DECS Trust Exch. Pfd.* ................................................         106,000               2,603,625
North Atlantic Trading Inc. Sr. Exch. Pfd.+# ..........................         160,000               4,280,000
                                                                                                 --------------
                                                                                                      6,883,625
                                                                                                 --------------
Total Preferred Stocks (Cost $157,901,110) ............................                             168,091,947
                                                                                                 --------------

COMMON STOCKS & OTHER 8.5%
Advanced Radio Telecom Corp. Wts.* ....................................          52,500              $  682,500
American Communications Services, Inc. Wts.*+ .........................           9,500                 855,000
American Telecasting Inc. Wts.* .......................................          41,130                  41,130
Ameriking Inc. Com.*+ .................................................           4,775                 238,750
Anacomp Inc. Com.* ....................................................         873,507              13,539,358
Anacomp Inc. Wts.* ....................................................          25,848                 164,781
Axia Holding Corp. Com.*(+) ...........................................           2,250                 225,000
Bar Technologies Inc. Wts.*+ ..........................................           4,250                 255,000
Belle Casinos Inc. Wts.*+ .............................................           1,400                      14
Boomtown Inc. Wts.*+ ..................................................           7,250                       7
Celcaribe SA Trust Certificates*+ .....................................         944,706               5,195,883
Central Rents Inc. Com.*+ .............................................           5,250                 315,000
Chatwins Group Inc. Wts.*+ ............................................           7,000                   7,000
CHC Helicopter Corp. Wts.*(+) .........................................          46,000                 161,000
Clearnet Communications Inc. Wts.* ....................................          78,705                 787,050
County Seat Holdings Inc. Wts.*(+) ....................................           2,000                      20
Crown Packaging Enterprises Ltd. Com.*+ ...............................       1,170,000                  11,700
Crown Packaging Holdings Ltd. Wts.*+ ..................................          20,750                   2,594
Dr Pepper Bottling Holdings Inc. Cl. A Com.* ..........................          50,000                 975,000
Empire Gas Corp. Wts.*(+) .............................................           2,760                  12,420
Equitable Bag Inc. Com.* ..............................................       1,347,600                 539,040
Fitzgeralds South Inc. Wts.*(+) .......................................           3,750                  37,500
Food 4 Less Holdings Inc. Wts.*@ ......................................          24,223               6,303,551
Golden Ocean Group Ltd. Com.*+ ........................................           5,500                   5,500
Goldriver Hotel & Casino Corp. Cl. B Com.*(+) .........................          52,500                   6,563
Goldriver Hotel & Casino Corp. Liquidation Trust Units*(+) ............       5,250,000                  66,675
Heartland Wireless Communications, Inc. Wts.*(+) ......................          37,500                     375
ICF Kaiser International Inc. Wts.* ...................................          49,200                  24,600
Indspec Chemical Corp. Wts.*(+)@ ......................................             506               1,098,875
Insight Capital Corp. Wts.*(+) ........................................          25,000                  62,500
Intelcom Group, Inc. Wts.*(+) .........................................          21,450                 332,475
Intermedia Communications Inc. Wts.*+ .................................           1,500                 112,500
Ionica PLC Wts.*+ .....................................................           9,500               2,375,000
Jewel Recovery L.P. Units*(+) .........................................          82,595                     826
Ladish Company, Inc. Com.*@ ...........................................         520,000               1,690,000
LTX Corp. Com.* .......................................................         145,000               1,060,312
Lyondell Petrochemical Co. Com. .......................................         892,350              23,368,426
Mail-Well Holdings, Inc. Com.*(+) .....................................          21,308                 577,966
Motels of America Inc. Com.*+ .........................................           5,500                  55,000
Nextel Communications Inc. Cl. A Com.* ................................          41,443               1,196,667
Nextel Communications Inc. Wts.* ......................................           1,250                      39
NS Group Inc. Wts.*+ ..................................................          13,250               4,240,000
Orion Network Systems Inc. Wts.* ......................................          14,500                 181,250
Pagemart Inc. Wts.*+ ..................................................          21,850                 202,113
Pagemart Nationwide Inc. Com.*+ .......................................          18,375                 199,828
Pegasus Communications Corp. Cl. A Com.*+ .............................           8,461                 181,912
Plastic Specialties & Technologies, Inc. Com.* ........................          45,300                 135,900
Powertel Inc. Wts.* ...................................................           8,480                  67,840
Protection One Inc. Wts.*+ ............................................          10,400                 135,200
Renaissance Cosmetics Inc. Wts.*+ .....................................           2,000                 100,000
Renaissance Cosmetics Inc. Wts.*+ .....................................           1,000                      10
RSL Communications Ltd. Wts.+ .........................................          13,500                 945,000
Sabreliner Corp. Wts.*+ ...............................................           1,750                  17,500
SDW Holdings Corp. Wts.* ..............................................         108,000                 569,160
Seven-Up/RC Bottling Company of Southern California Com.* .............         472,500               5,670,000
Sheffield Steel Corp. Wts.* ...........................................          38,750                 155,000
Tom Brown, Inc. Com.* .................................................         283,304               7,011,774
Town & Country Corp. Cl. A Com.*+@ ....................................         188,526                  35,349
Universal Outdoor Holdings Inc. Com.* .................................         155,200               5,820,000
Vestar/LPA Investment Corp. Com.*+ ....................................          14,250                 213,750
Viatel Inc. Com.* .....................................................         108,300                 500,887
Waxman Industries Inc. Wts.*+ .........................................         236,000                 708,000
Wireless One Inc. Wts.*+ ..............................................          16,500                     165
Wireless One Inc. Wts.* ...............................................          27,250                   6,813
                                                                                                 --------------
Total Common Stocks & Other (Cost $55,272,903)  .......................                              89,481,048
                                                                                                 --------------
---------------------------------------------------------------------------------------------------------------
                                                       PRINCIPAL            MATURITY
                                                        AMOUNT                DATE
---------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS 2.8%
American Express Credit Corp., 5.58% .............     $  4,324,000          10/01/1997               4,324,000
Associates Corp. of North America, 5.75% .........       16,552,000          10/02/1997              16,552,000
Ford Motor Credit Co., 5.56% .....................        1,480,000          10/01/1997               1,480,000
General Electric Capital Corp., 5.62% ............        6,652,000          10/06/1997               6,652,000
                                                                                                 --------------
Total Short-Term Obligations (Cost $29,008,000) .......................................              29,008,000
                                                                                                 --------------
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Company, dated 9/30/
  97, repurchase proceeds $3,240,383,
  collateralized by $3,325,000 U.S. Treasury Bill,
  4.25%, due 11/13/97, Market Value $3,305,452 ...        3,240,000          10/01/1997               3,240,000
                                                                                                 --------------
Total Repurchase Agreements (Cost $3,240,000) .........................................               3,240,000
                                                                                                 --------------
Total Investments (Cost $995,781,310) - 100.9% ........................................           1,056,048,074

Cash and Other Assets, Less Liabilities - (0.9%) ......................................              (9,878,199)
                                                                                                 --------------
Net Assets - 100.0% ...................................................................          $1,046,169,875
                                                                                                 ==============

Federal Income Tax Information (Note 1):
At September 30, 1997, the net unrealized appreciation of investments based on cost for
Federal income tax purposes of $995,857,064 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess
  of value over tax cost ..............................................................          $  105,008,388
Aggregate gross unrealized depreciation for all investments in which there is an excess
  of tax cost over value ..............................................................             (44,817,378)
                                                                                                 --------------
                                                                                                 $   60,191,010
                                                                                                 ==============

  * Nonincome-producing securities.

  # Payments of income may be made in cash or in the form of additional securities.

[ ] Security is in default.

  @ Security valued under consistently applied procedures established by the Trustees.

(+) Security restricted as to public resale. At September 30, 1997, there were no outstanding unrestricted securities of the sam e class as those held. The total cost and market value of restricted securities owned at September 30, 1997 were $2,115,463 and $3,870, 845 (0.37% of net assets), respectively.

  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such secur ities among certain qualified institutional buyers. The total cost and market value of
    Rule 144A securities owned at September 30, 1997 were $226,103,297 and $247,948,837 (23.70% of net assets), respectively.

           ASSET COMPOSITION TABLE
       September 30, 1997 (Unaudited)

                                                     Percentage of
              Ratings++                               Net Assets*
              ---------                               -----------
              BB                                           2.6%
              B                                           66.1
              CCC and below                                4.5
              Equities                                    24.6
              Other                                        2.2
                                                         -----
              TOTAL                                      100.0%
                                                         =====

++ As rated by Standard & Poor's Corp. and/or equivalent rating by Moody's
   Investors Service, Inc.
 * Unrated bonds were included among relevant rating categories as determined by the Fund's manager.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

---------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------
September 30, 1997 (Unaudited)

ASSETS
Investments, at value (Cost $995,781,310) (Note 1) ....................  $1,056,048,074
Cash ..................................................................             750
Interest and dividends receivable .....................................      19,271,067
Receivable for securities sold ........................................      17,398,341
Receivable for fund shares sold .......................................         760,954
Other assets ..........................................................          20,942
                                                                         --------------
                                                                          1,093,500,128
LIABILITIES
Payable for securities purchased ......................................      39,883,600
Dividends payable .....................................................       2,940,727
Payable for fund shares redeemed ......................................       3,001,980
Accrued transfer agent and shareholder services
  (Note 2) ............................................................         424,635
Accrued management fee (Note 2) .......................................         550,406
Accrued distribution and service fees (Note 4) ........................         412,589
Accrued trustees' fees (Note 2) .......................................          15,595
Other accrued expenses ................................................         100,721
                                                                         --------------
                                                                             47,330,253
                                                                         --------------
NET ASSETS                                                               $1,046,169,875
                                                                         ==============
Net Assets consist of:
  Undistributed net investment income .................................    $  7,919,867
  Unrealized appreciation of investments ..............................      60,266,764
  Accumulated net realized loss .......................................     (16,610,580)
  Shares of beneficial interest .......................................     994,593,824
                                                                         --------------
                                                                         $1,046,169,875
                                                                         ==============
Net Asset Value and redemption price per share of Class A shares
  ($704,011,782 / 107,957,676 shares of beneficial interest) ..........           $6.52
                                                                                  =====
Maximum Offering Price per share of Class A shares ($6.52 / .955) .....           $6.83
                                                                                  =====
Net Asset Value and offering price per share of Class B shares
  ($302,444,682 / 46,592,533 shares of beneficial interest)* ..........           $6.49
                                                                                  =====
Net Asset Value, offering price and redemption price per share of Class
  C shares ($7,040,253 / 1,085,371 shares of beneficial interest) .....           $6.49
                                                                                  =====
Net Asset Value and offering price per share of Class D shares
  ($32,673,158 / 5,028,075 shares of beneficial interest)* ............           $6.50
                                                                                  =====
---------------------------------------------------------------------------------------
*Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

STATE STREET RESEARCH HIGH INCOME FUND

---------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------
For the six months ended September 30, 1997 (Unaudited)

INVESTMENT INCOME
Interest, net of foreign taxes of $56,308 ...............................  $ 44,948,092
Dividends ...............................................................     4,615,452
                                                                           ------------
                                                                             49,563,544
EXPENSES
Management fee (Note 2) .................................................     3,222,949
Transfer agent and shareholder services (Note 2) ........................       644,157
Custodian fee ...........................................................       119,067
Reports to shareholders .................................................        88,702
Service fee-Class A (Note 4) ............................................       843,598
Distribution and service fees-Class B (Note 4) ..........................     1,395,304
Distribution and service fees-Class D (Note 4) ..........................       151,541
Registration fees .......................................................        36,472
Audit fee ...............................................................        22,959
Trustees' fees (Note 2) .................................................        18,175
Legal fees ..............................................................         4,969
Miscellaneous ...........................................................        22,360
                                                                           ------------
                                                                              6,570,253
                                                                           ------------
Net investment income ...................................................    42,993,291
                                                                           ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) ........................     9,583,710
Net unrealized appreciation of investments ..............................    71,043,693
                                                                           ------------
Net gain on investments .................................................    80,627,403
                                                                           ------------
Net increase in net assets resulting from operations ....................  $123,620,694
                                                                           ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

-------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                                             SEPTEMBER 30, 1997          YEAR ENDED
                                                                (UNAUDITED)            MARCH 31, 1997
-------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .....................................      $   42,993,291           $ 86,554,756
Net realized gain on investments ..........................           9,583,710              5,358,925
Net unrealized appreciation
  (depreciation) of investments ...........................          71,043,693             (6,463,064)
                                                                 --------------           ------------
Net increase resulting from operations ....................         123,620,694             85,450,617
                                                                 --------------           ------------
Dividends from net investment income:
  Class A .................................................         (29,219,389)           (58,427,483)
  Class B .................................................         (11,074,180)           (18,222,317)
  Class C .................................................            (292,957)              (463,672)
  Class D .................................................          (1,200,597)            (1,682,938)
                                                                 --------------           ------------
                                                                    (41,787,123)           (78,796,410)
                                                                 --------------           ------------
Net increase from fund share
  transactions (Note 5) ...................................          12,104,126             94,267,308
                                                                 --------------           ------------
Total increase in net assets ..............................          93,937,697            100,921,515
NET ASSETS
Beginning of period .......................................         952,232,178            851,310,663
                                                                 --------------           ------------
End of period (including undistributed net investment
  income of $7,919,867 and $6,713,699, respectively) ......      $1,046,169,875           $952,232,178
                                                                 ==============           ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 1997

NOTE 1
State Street Research High Income Fund (the "Fund"), is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust on December 23, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists of two separate funds: State Street Research High Income Fund and State Street Research Managed Assets.

The investment objective of the Fund is to seek, primarily, high current income and, secondarily, capital appreciation, from investments in fixed income securities. In selecting investments for the Fund, the investment manager seeks to identify those fixed income securities which it believes will not involve undue risk. Certain of the Fund's investments, however, may be considered predominantly speculative.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declared separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain fixed income and preferred securities held by the Fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends are declared daily based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatment of accrued interest on defaulted bonds.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At March 31, 1997, the Fund had a capital loss carryforward of $20,803,392 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on March 31, 2004.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1996 through March 31, 1997, the Fund incurred net capital losses of $5,068,197 and has deferred and treated such losses as arising in the fiscal year ended March 31, 1998.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2
The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1997, the fees pursuant to such agreement amounted to $3,222,949.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended September 30, 1997, the amount of such expenses was $147,583.

The fees of the Trustees not currently affiliated with the Adviser amounted to $18,175 during the six months ended September 30, 1997.

NOTE 3
For the six months ended September 30, 1997, purchases and sales of securities, exclusive of short-term investments, aggregated $577,991,593 and $537,918,496, respectively.

NOTE 4
The Trust has adopted a Plan of Distribution pursuant to Rule
12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1997, fees pursuant to such plan amounted to $843,598, $1,395,304 and $151,541 for Class A, Class B and Class D shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $112,515 and $634,448, respectively, on sales of Class A shares of the Fund during the six months ended September 30, 1997, and that MetLife Securities, Inc. earned commissions aggregating $675,758 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $312,339 and $4,444 on redemptions of Class B and Class D shares, respectively, during the same period.

NOTE 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At September 30, 1997, the Distributor owned 7,018 Class A shares and Metropolitan owned 16,155 Class D shares of the Fund.

Share transactions were as follows:

                                         SIX MONTHS ENDED
                                        SEPTEMBER 30, 1997                       YEAR ENDED
                                            (UNAUDITED)                        MARCH 31, 1997
                                -----------------------------------  ---------------------------------
CLASS A                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ..................        6,082,304       $ 37,640,114       15,602,119       $ 94,973,592
Issued upon reinvestment of
dividends from net investment
income .......................        3,029,657         18,936,361        6,212,698         37,840,814
Shares repurchased ...........      (10,738,986)       (66,627,265)     (20,888,291)      (127,047,788)
                                    -----------       ------------      -----------       ------------
Net increase (decrease) ......       (1,627,025)      $(10,050,790)         926,526       $  5,766,618
                                    ===========       ============      ===========       ============

CLASS B                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ..................        6,304,960      $  38,768,150       15,907,481      $  96,551,028
Issued upon reinvestment of
  dividends from net
  investment income ..........        1,001,440          6,295,763        1,668,549         10,129,956
Shares repurchased ...........       (4,022,933)       (24,832,499)      (5,605,180)       (33,954,283)
                                    -----------       ------------      -----------       ------------
Net increase .................        3,283,467      $  20,231,414       11,970,850      $  72,726,701
                                    ===========       ============      ===========       ============

CLASS C                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................          154,477         $  952,709          733,872       $  4,470,033
Issued upon reinvestment of
dividends from net investment
income .......................           38,785            241,377           58,765            357,467
Shares repurchased ...........         (154,175)          (947,763)        (394,609)        (2,403,760)
                                    -----------       ------------      -----------       ------------
Net increase .................           39,087         $  246,323          398,028       $  2,423,740
                                    ===========       ============      ===========       ============

CLASS D                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................          757,935       $  4,666,326        2,630,966      $  16,046,241
Issued upon reinvestment of
dividends from net investment
income .......................          131,735            819,767          163,926            998,823
Shares repurchased ...........         (618,893)        (3,808,914)        (609,727)        (3,694,815)
                                    -----------       ------------      -----------       ------------
Net increase .................          270,777       $  1,677,179        2,185,165      $  13,350,249
                                    ===========       ============      ===========       ============

STATE STREET RESEARCH HIGH INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                           CLASS A
                          ---------------------------------------------------------------------------------------------------------
                              SIX MONTHS ENDED                                   YEAR ENDED MARCH 31
                             SEPTEMBER 30, 1997    --------------------------------------------------------------------------------
                                (UNAUDITED)*          1997*           1996*           1995*           1994            1993
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                  $6.01             $5.95           $5.80           $6.43           $6.32           $5.95
                                      -----             -----           -----           -----           -----           -----
Net investment income                  0.28              0.59            0.52            0.61            0.66            0.67
Net realized and
    unrealized gain
    (loss) on investments              0.50             (0.01)           0.20           (0.58)           0.22            0.37
                                      -----             -----           -----           -----           -----           -----
  Total from investment
   operations                          0.78              0.58            0.72            0.03            0.88            1.04
                                      -----             -----           -----           -----           -----           -----
Dividends from net
 investment income                    (0.27)            (0.52)          (0.56)          (0.60)          (0.62)          (0.67)

Distributions from net
 realized gains                          --                --           (0.01)          (0.06)          (0.15)             --
                                      -----             -----           -----           -----           -----           -----
  Total distributions                 (0.27)            (0.52)          (0.57)          (0.66)          (0.77)          (0.67)
                                      -----             -----           -----           -----           -----           -----
Net asset value, end of
 period                               $6.52             $6.01           $5.95           $5.80           $6.43           $6.32
                                      =====             =====           =====           =====           =====           =====
Total return                          13.24%++          10.30%+         12.85%+          1.80%+         14.58%+         18.70%+
Net assets at end of
 period (000s)                     $704,012          $658,413        $646,473        $618,462        $650,755        $496,352

Ratio of operating
  expenses to average net
  assets                               1.09%(+)          1.10%           1.17%           1.23%           1.16%           1.15%
Ratio of net investment
  income to average net
  assets                               8.90%(+)          9.70%           8.88%          10.19%          10.41%          11.25%
Portfolio turnover rate               48.85%            81.75%          56.47%          31.55%          24.36%          79.39%
Average commission rate@

                                    $0.0060           $0.0152              --              --              --              --

                                                                                CLASS B
                                    -----------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                              YEAR ENDED MARCH 31
                                        SEPTEMBER 30, 1997     --------------------------------------------------------------------
                                           (UNAUDITED)*            1997*             1996*            1995*            1994**
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $5.98               $5.93             $5.79             $6.42             $6.34
                                             -----               -----             -----             -----             -----
Net investment income                         0.25                0.55              0.46              0.57              0.51
Net realized and unrealized gain
 (loss) on investments                        0.51               (0.02)             0.21             (0.58)             0.15
                                             -----               -----             -----             -----             -----
  Total from investment operations            0.76                0.53              0.67             (0.01)             0.66
                                             -----               -----             -----             -----             -----
Dividends from net investment income         (0.25)              (0.48)            (0.52)            (0.56)            (0.48)
Distributions from net realized gains           --                  --             (0.01)            (0.06)            (0.10)
                                             -----               -----             -----             -----             -----
  Total distributions                        (0.25)              (0.48)            (0.53)            (0.62)            (0.58)
                                             -----               -----             -----             -----             -----
Net asset value, end of period               $6.49               $5.98             $5.93             $5.79             $6.42
                                             =====               =====             =====             =====             =====
Total return                                 12.89%++             9.35%+           12.06%+            0.89%+           10.76%++
Net assets at end of period (000s)        $302,445            $259,077          $185,735          $117,767           $67,337
Ratio of operating expenses to
 average net assets                           1.84%(+)            1.85%             1.92%             1.98%             1.93%(+)
Ratio of net investment income to
 average net assets                           8.15%(+)            9.01%             7.95%             9.65%            10.32%(+)
Portfolio turnover rate                      48.85%              81.75%            56.47%            31.55%            24.36%
Average commission rate@
                                           $0.0060             $0.0152                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
  *  Per-share figures have been calculated using the average shares method.
 **  June 1, 1993 (commencement of share class designations) to March 31, 1994.
(+)  Annualized.
  +  Total return figures do not reflect any front-end or contingent deferred sales charges.
 ++  Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.
  @  Average commission rate per share paid for security trades beginning with the fiscal year ended March 31, 1997.

STATE STREET RESEARCH HIGH INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                CLASS C
                                    -----------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                              YEAR ENDED MARCH 31
                                        SEPTEMBER 30, 1997     --------------------------------------------------------------------
                                           (UNAUDITED)*            1997*             1996*            1995*            1994**
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $5.98               $5.92             $5.78             $6.42             $6.34
                                             -----               -----             -----             -----             -----
Net investment income                         0.28                0.61              0.53              0.64              0.57
Net realized and unrealized gain
  (loss) on investments                       0.51               (0.01)             0.20             (0.60)             0.14
                                             -----               -----             -----             -----             -----
  Total from investment operations            0.79                0.60              0.73              0.04              0.71
                                             -----               -----             -----             -----             -----
Dividends from net investment income         (0.28)              (0.54)            (0.58)            (0.62)            (0.53)
Distributions from net realized gains           --                  --             (0.01)            (0.06)            (0.10)
                                             -----               -----             -----             -----             -----
  Total distributions                        (0.28)              (0.54)            (0.59)            (0.68)            (0.63)
                                             -----               -----             -----             -----             -----
Net asset value, end of period               $6.49               $5.98             $5.92             $5.78             $6.42
                                             =====               =====             =====             =====             =====
Total return                                 13.45%++            10.63%+           13.19%+            1.73%+           11.67%++
Net assets at end of period (000s)          $7,040              $6,255            $3,840            $2,579              $851
Ratio of operating expenses to
  average net assets                          0.84%(+)            0.85%             0.92%             0.98%             0.93%(+)
Ratio of net investment income to
  average net assets                          9.15%(+)           10.04%             8.97%            10.85%            11.32%(+)
Portfolio turnover rate                      48.85%              81.75%            56.47%            31.55%            24.36%
Average commission rate@
                                           $0.0060             $0.0152                --                --                --

                                                                                CLASS D
                                    -----------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                              YEAR ENDED MARCH 31
                                        SEPTEMBER 30, 1997     --------------------------------------------------------------------
                                           (UNAUDITED)*            1997*             1996*            1995*            1994**
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $5.99               $5.93             $5.79             $6.42             $6.34
                                             -----               -----             -----             -----             -----
Net investment income                         0.25                0.54              0.46              0.58              0.51
Net realized and unrealized gain
    (loss) on investments                     0.51               (0.00)             0.21             (0.59)             0.15
                                             -----               -----             -----             -----             -----
  Total from investment operations            0.76                0.54              0.67             (0.01)             0.66
                                             -----               -----             -----             -----             -----
Dividends from net investment income         (0.25)              (0.48)            (0.52)            (0.56)            (0.48)
Distributions from net realized gains           --                  --             (0.01)            (0.06)            (0.10)
                                             -----               -----             -----             -----             -----
  Total distributions                        (0.25)              (0.48)            (0.53)            (0.62)            (0.58)
                                             -----               -----             -----             -----             -----
Net asset value, end of period               $6.50               $5.99             $5.93             $5.79             $6.42
                                             =====               =====             =====             =====             =====
Total return                                 12.87%++             9.52%+           12.05%+            0.88%+           10.74%++
Net assets at end of period (000s)         $32,673             $28,488           $15,262            $6,766            $2,661
Ratio of operating expenses to
  average net assets                          1.84%(+)            1.85%             1.92%             1.98%             1.93%(+)
Ratio of net investment income to
  average net assets                          8.15%(+)            9.09%             7.91%             9.81%            10.32%(+)
Portfolio turnover rate                      48.85%              81.75%            56.47%            31.55%            24.36%
Average commission rate@                   $0.0060             $0.0152                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
  *  Per-share figures have been calculated using the average shares method.
 **  June 1, 1993 (commencement of share class designations) to March 31, 1994.
(+)  Annualized.
  +  Total return figures do not reflect any front-end or contingent deferred sales charges.
 ++  Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.
  @  Average commission rate per share paid for security trades beginning with the fiscal year ended March 31, 1997.

STATE STREET RESEARCH HIGH INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH INCOME TRUST
-----------------------------------------------------------------------------------------------------------------------------------


FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
HIGH INCOME FUND                           Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       BARTLETT R. GEER                       STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Retired; formerly Senior Vice
                                                                                  President for Finance and
DISTRIBUTOR                                JOHN H. KALLIS                         Operations and Treasurer, The
State Street Research                      Vice President                         Pennsylvania State University
Investment Services, Inc.
One Financial Center                       THOMAS A. SHIVELY
Boston, MA 02111                           Vice President                         MALCOLM T. HOPKINS
                                                                                  Former Vice Chairman of the
SHAREHOLDER SERVICES                       GERARD P. MAUS                         Board and Chief Financial
State Street Research                      Treasurer                              Officer, St. Regis Corp.
Shareholder Services
P.O. Box 8408                              JOSEPH W. CANAVAN
Boston, MA 02266-8408                      Assistant Treasurer                    EDWARD M. LAMONT
1-800-562-0032                                                                    Formerly in banking (Morgan
                                           DOUGLAS A. ROMICH                      Guaranty Trust Company of
CUSTODIAN                                  Assistant Treasurer                    New York); presently engaged
State Street Bank and                                                             in private investments and
Trust Company                              FRANCIS J. MCNAMARA, III               civic affairs
225 Franklin Street                        Secretary and General Counsel
Boston, MA 02110
                                           DARMAN A. WING                         ROBERT A. LAWRENCE
LEGAL COUNSEL                              Assistant Secretary and                Associate, Saltonstall & Co.
Goodwin, Procter & Hoar LLP                Assistant General Counsel
Exchange Place
Boston, MA 02109                           AMY L. SIMMONS                         DEAN O. MORTON
                                           Assistant Secretary                    Retired; formerly Executive
                                                                                  Vice President, Chief
                                                                                  Operating Officer and Director,
                                                                                  Hewlett-Packard Company

                                                                                  THOMAS L. PHILLIPS
                                                                                  Retired; formerly Chairman of
                                                                                  the Board and Chief Executive
                                                                                  Officer, Raytheon Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

                                                                                  JEPTHA H. WADE
                                                                                  Retired; formerly Of Counsel,
                                                                                  Choate, Hall & Stewart

STATE STREET RESEARCH HIGH INCOME FUND                           --------------
One Financial Center                                                Bulk Rate
Boston, MA 02111                                                  U.S. Postage
                                                                      PAID
                                                                  Randolph, MA
                                                                 Permit No. 600
                                                                 --------------





QUESTIONS? COMMENTS?
CALL us at 1-800-562-0032
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-MAIL us at:
     info@ssrfunds.com

[Graphic Omitted] STATE STREET RESEARCH


This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research High Income Fund prospectus. When used after December 31, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER:  4405-971118(1298)SSR-LD                      HI-523E-1197 IBSRN

                        -------------------------------
                              STATE STREET RESEARCH
                                 MANAGED ASSETS
                        -------------------------------

                          SEMIANNUAL REPORT

                          September 30, 1997


                                  WHAT'S INSIDE

                          INVESTMENT UPDATE

                          About the Fund,
                          economy and markets


                          FUND INFORMATION

                          Facts and figures


                          PLUS, COMPLETE PORTFOLIO HOLDINGS
                          AND FINANCIAL STATEMENTS


                               [Graphic Omitted]

                                 For Excellence
                                       in
                               Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY

* The economy slowed to a moderate pace in the second and third quarter of 1997, reducing fears that had been raised by a stronger-than-expected first quarter. Employment is high, personal income has increased, and Americans are the most confident they have been in close to 30 years. The consensus of outside experts is for 1997 growth in real GNP to average around 3% for the year.

* The Federal Reserve Board has kept short term interest rates at 5.50%, unchanged throughout the past six months.

* Inflation remained low, although it actually picked up some after declining through the middle of the year. The Consumer Price Index, a common measure of inflation, was up 2.2% (an annualized figure) versus a year ago. Wholesale prices have declined during the period.

THE MARKETS

* The U.S. stock market lost some ground early in the period then turned around to resume its climb past the 8,000 mark. The S&P 500 rose 26.24%(1) for the six months ended September 30, 1997.

* Slower economic growth and benign inflation were good news for all segments of the bond market, although investors remained skittish throughout the first half of the period. The yield on the 30-year Treasury fell from 7.17% in April to end the quarter at 6.40%. High yield bonds led the fixed- income markets throughout the period. The First Boston High Yield Index, a measure of high yield bond performance, was up 9.23%(1) for the six months ended September 30, 1997.

THE FUND
OVER THE PAST SIX MONTHS

* Class A shares of State Street Research Managed Assets returned 20.83% for the six months ended September 30, 1997 (without sales charge)(2). That was higher than the average flexible portfolio fund, which gained 18.00% during the same period, according to Lipper Analytical Services.

* Early in the period, we made a strategic decision to reduce the Fund's equity holdings from 70% equities to 65% equities and 35% bonds. Although the decision reduced the Fund's exposure to the continued strong performance of the stock market, we believe it was a prudent move in light of the rising valuations of common stocks, in general, and large-cap stocks, in particular.

* Taking profits on large-cap stocks and adding to our investment in small and mid-cap stocks was well timed: Small and mid- caps outperformed large caps toward the end of the period.

* We added to the Fund's overall fixed income positions and cut back on its exposure to lower quality, high yield securities. We invested the proceeds in higher quality corporate bonds.

CURRENT STRATEGY

* We will continue to rebalance the Fund's exposure to common stocks from time to time.

* The Fund as a whole remains aggressively positioned relative to its peers. We will continue to keep an eye on valuations and take advantage of opportunities to move assets into undervalued segments of the stock and bond markets.

* Our outlook is for continued slow economic growth and relatively stable interest rates for the period ahead. We believe our current asset allocation within the bond portion of the portfolio is a good match for the current environment.

September 30, 1997

(1) The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely traded common stocks. The First Boston High Yield Index is a commonly used measure of high yield bond performance. The indices are unmanaged and do not take transaction charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2) +20.27% for Class B shares; +20.97% for Class C shares; +20.35% for Class D shares.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class includes periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large instititions.

(4) Performance reflects up to maximum 4.5% "A" share front-end sales charge, or 5% "B" share or 1% "D" share contingent deferred sales charges, where applicable.

(5) Cumulative total returns are not annualized, nor do they reflect sales charges, which, if reflected, would reduce performance.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND
TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 1997)
-------------------------------------------------------------------------
SEC AVERAGE ANNUAL COMPOUND RATES OF RETURN
(at maximum applicable sales charge)(3)(4)
-------------------------------------------------------------------------
                    LIFE OF FUND
                                          5 YEARS              1 YEAR
     (since 12/29/88)
-------------------------------------------------------------------------
Class A                +12.67%            +14.92%               +20.20%
-------------------------------------------------------------------------
Class B                +12.83%            +14.98%               +19.87%
-------------------------------------------------------------------------
Class C                +13.39%            +16.22%               +26.17%
-------------------------------------------------------------------------
Class D                +12.84%            +15.23%               +23.95%
-------------------------------------------------------------------------

CUMULATIVE TOTAL RETURNS
(do not reflect sales charge)(3)(5)
--------------------------------------------------------------------------------
                    LIFE OF FUND
                                          5 YEARS              1 YEAR
     (since 12/29/88)
-------------------------------------------------------------------------
Class A               +197.71%           +109.86%               +25.86%
-------------------------------------------------------------------------
Class B               +187.97%           +103.00%               +24.87%
-------------------------------------------------------------------------
Class C               +200.84%           +112.06%               +26.17%
-------------------------------------------------------------------------
Class D               +188.17%           +103.13%               +24.95%
-------------------------------------------------------------------------

ASSET ALLOCATION
(by percentage of net assets)
[Graphic Omitted]

Equities ............................    65%
Bonds ...............................    29%
Net Cash ............................     6%

TOP 5 EQUITY INDUSTRIES
(by percentage of net assets)

OIL .................................  10.1%
INSURANCE ...........................   3.9%
HOSPITAL SUPPLY .....................   3.9%
RETAIL TRADE ........................   3.5%
ELECTRONIC COMPONENTS ...............   3.0%
Total: 24.4%

STATE STREET RESEARCH MANAGED ASSETS
-----------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
September 30, 1997 (Unaudited)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                          VALUE
                                                                         SHARES          (NOTE 1)
-----------------------------------------------------------------------------------------------------
EQUITY SECURITIES 57.7%
BASIC INDUSTRIES 9.2%
CHEMICAL 2.7%
Agrium Inc. ..................................................          353,000          $  4,236,000
Cabot Corp. ..................................................          135,000             3,636,563
Cambrex Corp. ................................................           25,650             1,195,931
Ciba Specialty Chemicals AG* .................................            2,700               260,829
E.I. Du Pont De Nemours & Co. ................................           49,000             3,016,563
H.B. Fuller Co. ..............................................            8,800               476,850
JLM Industries Inc.* .........................................           26,400               326,700
OM Group Inc. ................................................           14,700               587,081
Thiokol Corp. ................................................           50,700             4,360,200
                                                                                         ------------
                                                                                           18,096,717
                                                                                         ------------
DIVERSIFIED 0.0%
Axia Holdings Corp.*(+) ......................................              750                75,000
Plastic Specialties & Technology, Inc.* ......................            7,500                22,500
                                                                                         ------------
                                                                                               97,500
                                                                                         ------------
ELECTRICAL EQUIPMENT 1.4%
Asia Pacific Wire & Cable Corp. Ltd.* ........................          200,400             2,267,025
Essex International Inc.* ....................................           10,300               396,550
General Electric Co. .........................................           53,800             3,661,762
Matsushita Electric Works ....................................          305,000             3,184,719
Protection One Inc. Wts.*+ ...................................              800                10,400
                                                                                         ------------
                                                                                            9,520,456
                                                                                         ------------
FOREST PRODUCT 1.4%
Abitibi-Consolidated Inc. ....................................          152,200             2,558,862
Aracruz Celulose SA ADR ......................................           47,000               966,438
Crown Packaging Holdings Ltd. Wts.*+ .........................            3,750                   469
Equitable Bag Inc.* ..........................................           47,600                19,040
Equitable Bag Inc. Pfd.* .....................................            4,760                90,440
MacMillan Bloedel Ltd. .......................................          124,500             1,829,503
Mail-Well Holdings, Inc.*(+) .................................           21,308               577,966
SDW Holdings Corp. Wts.* .....................................           18,000                94,860
Stone Container Corp. ........................................          186,100             2,896,181
                                                                                         ------------
                                                                                            9,033,759
                                                                                         ------------
MACHINERY 1.6%
Chatwins Group Inc. Wts.*+ ...................................              500                   500
Hanover Compressor Co.* ......................................           15,800               387,100
ITEQ Inc.* ...................................................           81,300             1,133,119
Sundstrand Corp. .............................................           62,800             3,618,850
Tyco International Ltd. ......................................           40,600             3,331,738
US Filter Corp.* .............................................           56,500             2,433,031
                                                                                         ------------
                                                                                           10,904,338
                                                                                         ------------
METAL & MINING 2.0%
Alumax Inc.* .................................................           96,300             3,936,262
Aluminum Co. of America ......................................           38,400             3,148,800
Bar Technologies Inc. Wts.*+ .................................              250                15,000
General Cable Corp.* .........................................           28,600             1,015,300
Kennametal Inc. ..............................................           85,900             4,166,150
NS Group Inc. Wts.*+ .........................................              650               208,000
Sheffield Steel Corp. Wts.* ..................................            1,250                 5,000
Wyman-Gordon Co.* ............................................           34,500               905,625
                                                                                         ------------
                                                                                           13,400,137
                                                                                         ------------
TRUCKERS 0.1%
CNF Transportation Inc. ......................................            7,900               344,144
                                                                                         ------------
Total Basic Industries .......................................                             61,397,051
                                                                                         ------------
CONSUMER CYCLICAL 8.7%
AIRLINE 0.3%
Aeroporti Di Roma SPA ........................................           13,700               133,020
CHC Helicopter Corp. Wts.*(+) ................................            2,000                 7,000
China Southern Airlines Co. Ltd.* ............................        3,230,100             1,920,194
                                                                                         ------------
                                                                                            2,060,214
                                                                                         ------------
AUTOMOTIVE 1.6%
Excelsior-Henderson Motorcycle Manufacturing Co.* ............           20,400               131,325
Exide Corp. ..................................................          165,000             3,743,437
Lear Corp.* ..................................................          101,300             4,989,025
Renault SA ...................................................           58,200             1,725,600
                                                                                         ------------
                                                                                           10,589,387
                                                                                         ------------
BUILDING 0.6%
Lafarge Corp. ................................................          116,600             3,760,350
Waxman Industries Inc. Wts.*+ ................................           29,500                88,500
                                                                                         ------------
                                                                                            3,848,850
                                                                                         ------------
HOTEL & RESTAURANT 1.4%
Apple South Inc. .............................................           25,000               481,250
CKE Restaurants Inc.* ........................................           10,300               432,600
Fine Host Corp.* .............................................           17,900               693,625
Harrah's Entertainment Inc.* .................................          201,000             4,509,938
Mirage Resorts Inc.* .........................................          114,800             3,458,350
Motels of America Inc.*+ .....................................              500                 5,000
                                                                                         ------------
                                                                                            9,580,763
                                                                                         ------------
PHOTOGRAPHY 0.2%
Imation Corp.* ...............................................           49,000             1,307,687
                                                                                         ------------
RECREATION 1.0%
American Radio Systems Corp. Cl. A ...........................           12,600               600,075
American Radio Systems Corp. Series B Exch. Pfd. []                       2,632               315,801
American Telecasting Inc. Wts.* ..............................            1,250                 1,250
Chancellor Media Corp. .......................................           13,100               689,388
Cox Communications Inc.* .....................................           86,600             2,386,913
Fitzgeralds South Inc. Wts.*(+) ..............................            1,250                12,500
Goldriver Hotel & Casino Corp. Cl. B*(+) .....................           20,000                 2,500
Goldriver Hotel & Casino Corp. Liquidation Trust Units(+)               500,000                 6,350
Granite Broadcasting Corp. Exch. Pfd. [] .....................              255               269,662
Heartland Wireless Communications, Inc. Wts.*(+) .............            1,500                    15
International Game Technology Inc. ...........................           74,500             1,694,875
Panavision Inc.* .............................................           12,600               263,025
SHRP Equity Inc.* ............................................               37                   148
TCA Cable TV Inc.* ...........................................           10,100               393,900
Wireless One Inc. Wts.*+ .....................................              750                     8
Wireless One Inc. Wts.* ......................................            1,250                   313
                                                                                         ------------
                                                                                            6,636,723
                                                                                         ------------
RETAIL TRADE 3.5%
Carson Pirie Scott & Co.* ....................................           14,300               563,956
Central Rents Inc.*+ .........................................              250                15,000
CVS Corp. ....................................................           57,900             3,293,063
Dominick's Supermarkets Inc.* ................................           23,500               709,406
Food 4 Less Holdings Inc. Wts.*# .............................              584               151,974
Global DirectMail Corp.* .....................................           23,600               528,050
Hannaford Brothers Co. .......................................           86,000             3,058,375
InaCom Corp.* ................................................            8,200               304,938
K-III Communications Corp. Series E Exch. Pfd.+ ..............            1,000               101,000
Kroger Co.* ..................................................          203,700             6,149,194
Sothebys Holdings Inc. Cl. A .................................           17,600               357,500
Staples Inc.* ................................................          174,500             4,820,562
Supermarkets General Holdings Corp. Exch. Pfd. [] ............           18,200               382,200
Talbots Inc. .................................................           11,700               334,181
Wal-Mart Stores, Inc. ........................................           71,000             2,600,375
                                                                                         ------------
                                                                                           23,369,774
                                                                                         ------------
TEXTILE & APPAREL 0.1%
Acme Boot Co.*+ ..............................................              250                   250
Samsonite Corp.* .............................................            6,500               285,188
                                                                                         ------------
                                                                                              285,438
                                                                                         ------------
Total Consumer Cyclical  .....................................                             57,678,836
                                                                                         ------------
CONSUMER STAPLE 11.2%
BUSINESS SERVICE 1.6%
Avis Rent A Car, Inc.* .......................................            8,800               210,100
Carriage Services, Inc. Cl. A* ...............................           19,200               336,000
HBO & Co. ....................................................           56,600             2,136,650
ICF Kaiser International Inc. Wts.* ..........................            2,400                 1,200
La Petite Academy Inc. Cl. A Exch. Pfd. ......................           22,000             1,012,000
Maximus Inc.* ................................................           17,900               517,981
Microage Inc.* ...............................................            9,400               272,600
Norrell Corp. ................................................           13,600               467,500
Pagemart Inc. Wts.*+ .........................................            2,300                21,275
Pameco Corp.* ................................................           47,000               834,250
Philip Services Corp.* .......................................           27,358               499,274
Shared Medical Systems Corp. .................................            6,200               327,825
Staff Leasing Inc.* ..........................................           18,800               462,950
Universal Outdoor Holdings Inc.* .............................           16,000               600,000
USA Waste Services Inc.* .....................................           38,500             1,535,188
Vestar/LPA Investment Corp.*+ ................................            1,375                20,625
Vestcom International Inc.* ..................................           29,600               592,000
Waterlink Inc.* ..............................................           50,900               954,375
                                                                                         ------------
                                                                                           10,801,793
                                                                                         ------------
CONTAINER 0.2%
Ball Corp. ...................................................           19,700               685,806
Golden Ocean Group Ltd.+ .....................................              500                   500
WBK STRYPES Trust ............................................           13,000               407,550
                                                                                         ------------
                                                                                            1,093,856
                                                                                         ------------
DRUG 2.0%
Ascent Pediatrics Inc.* ......................................           29,900               276,575
Axogen Ltd.* .................................................           26,100               977,119
BioVail Corp.* ...............................................           52,400             1,522,875
Eli Lilly & Co. ..............................................           26,900             3,239,769
Novartis AG* .................................................            2,700             4,139,851
Pathogenesis Corp.* ..........................................            8,600               305,300
Schering-Plough Corp. ........................................           55,200             2,842,800
Warner Chilcott Laboratories PLC ADR* ........................           15,400               273,350
                                                                                         ------------
                                                                                           13,577,639
                                                                                         ------------
FOOD & BEVERAGE 0.7%
Dr Pepper Bottling Holdings Inc. Cl. A* ......................           56,000             1,092,000
Seven-Up/RC Bottling Co. of Southern California* .............           26,250               315,000
Whitman Corp. ................................................          131,900             3,594,275
                                                                                         ------------
                                                                                            5,001,275
                                                                                         ------------
HOSPITAL SUPPLY 3.9%
Baxter International Inc. ....................................           28,500             1,489,125
Boston Scientific Corp.* .....................................           24,100             1,330,019
Centennial Healthcare Corp.* .................................           26,400               607,200
Genesis Health Ventures Inc.* ................................           14,800               576,275
Guidant Corp. ................................................           54,000             3,024,000
Healthdyne Technologies Inc.* ................................           70,300             1,309,337
National Surgery Cemters Inc.* ...............................           27,900               606,825
Pacificare Health Systems, Inc. Cl. A* .......................           52,400             3,458,400
Roche Holdings AG* ...........................................              475             4,213,078
Rural/Metro Corp.* ...........................................            9,400               286,700
Tenet Healthcare Corp. .......................................          108,800             3,168,800
Terumo Corp.* ................................................          190,000             3,526,974
Total Renal Care Holdings Inc.* ..............................           34,700             1,735,000
Xomed Surgical Products Inc.* ................................           29,600               588,300
                                                                                         ------------
                                                                                           25,920,033
                                                                                         ------------
PERSONAL CARE 0.6%
Procter & Gamble Co. .........................................           28,800             1,989,000
Wesley Jessen VisionCare Inc.* ...............................           65,100             1,839,075
                                                                                         ------------
                                                                                            3,828,075
                                                                                         ------------
PRINTING & PUBLISHING 1.7%
A.H. Belo Corp. Cl. A ........................................           12,852               623,322
General Media Inc. Wts.*(+) ..................................              250                   250
Hollinger International, Inc. Cl. A* .........................          340,000             4,547,500
K-III Communications Corp. Series D Exch. Pfd.* ..............            2,500               266,250
Prosieben Media AG ...........................................           12,000               596,961
Sullivan Holdings Inc.* ......................................              149                53,467
Valassis Communications Inc. .................................          161,900             5,160,563
                                                                                         ------------
                                                                                           11,248,313
                                                                                         ------------
TOBACCO 0.5%
Dimon Inc. ...................................................           89,900             2,247,500
Philip Morris Companies, Inc. ................................           26,400             1,097,250
                                                                                         ------------
                                                                                            3,344,750
                                                                                         ------------
Total Consumer Staple  .......................................                             74,815,734
                                                                                         ------------
ENERGY 6.6%
OIL 5.5%
British Petroleum Co. PLC* ...................................          109,800             1,655,441
Energy Africa Ltd.* ..........................................          974,400             5,645,060
ENI SPA ADR ..................................................           48,800             3,065,250
Gulf Indonesia Resources Ltd.*++ .............................           15,200               338,200
Maxx Petroleum Ltd.*++ .......................................          125,000               271,336
Oryx Energy Co.* .............................................          186,200             4,736,462
PTT Exploration & Production Public Co. Ltd.* ................           13,400               179,405
Royal Dutch Petroleum Co. ....................................           39,200             2,175,600
Santa Fe Energy Resources Inc. ...............................           69,700               871,250
Seagull Energy Corp.*++ ......................................          366,188             9,337,794
Tosco Corp. ..................................................          117,000             4,073,062
Total SA Cl. B* ..............................................           12,909             1,477,453
Total SA Cl. B ADR ...........................................           49,000             2,808,313
                                                                                         ------------
                                                                                           36,634,626
                                                                                         ------------
OIL SERVICE 1.1%
Daniel Industries Inc. .......................................           20,500               398,469
Dreco Energy Services Ltd. ...................................           12,365               925,057
Mapco Inc. ...................................................           67,000             2,206,812
Schlumberger Ltd. ............................................           43,000             3,620,062
                                                                                         ------------
                                                                                            7,150,400
                                                                                         ------------
Total Energy  ................................................                             43,785,026
                                                                                         ------------
FINANCE 7.1%
BANK 2.1%
BankAmerica Corp. ............................................           41,600             3,049,800
Citicorp .....................................................            8,300             1,111,681
Commercial Federal Corp. .....................................            4,900               230,913
Fleet Financial Group Inc. ...................................           65,900             4,320,569
Golden State Bancorp Inc. ....................................           24,500               731,937
Mellon Bank Corp. ............................................           78,700             4,308,825
Riverbank America Pfd.* ......................................           20,000               485,000
                                                                                         ------------
                                                                                           14,238,725
                                                                                         ------------
FINANCIAL SERVICE 1.1%
CB Commercial Real Estate Services Group, Inc.* ..............           13,300               425,600
CMAC Investment Corp. ........................................           11,200               600,600
CRIIMI MAE Inc.* .............................................           13,500               214,313
Federal Home Loan Mortgage Corp. .............................           96,800             3,412,200
First Industrial Realty Trust Inc. ...........................           11,300               384,200
Homeside Inc.* ...............................................           45,300             1,172,137
INMC Mortgage Holdings Inc. ..................................           24,200               605,000
Liberty Property Trust .......................................           11,700               315,169
                                                                                         ------------
                                                                                            7,129,219
                                                                                         ------------
INSURANCE 3.9%
Ace Ltd. .....................................................           89,000             8,366,000
AMBAC Inc. ...................................................           54,400             2,213,400
Capital Re Corp. .............................................            5,500               335,500
General Re Corp. .............................................           18,400             3,652,400
HCC Insurance Holdings Inc. ..................................           17,100               454,219
Mid Ocean Ltd. ...............................................           71,700             4,543,987
Mutual Risk Management Ltd. ..................................           14,600               741,863
Penncorp Financial Group Inc.* ...............................           20,000               620,000
Travelers Group Inc. .........................................           31,100             2,122,575
Travelers Property Casualty Corp. Cl. A ......................           76,700             3,106,350
                                                                                         ------------
                                                                                           26,156,294
                                                                                         ------------
Total Finance  ...............................................                             47,524,238
                                                                                         ------------
SCIENCE & TECHNOLOGY 12.0%
AEROSPACE 0.5%
Boeing Co. ...................................................           51,292             2,792,208
First Aviation Services Inc.* ................................           36,800               308,200
Ladish Company, Inc.*# .......................................           52,000               169,000
                                                                                         ------------
                                                                                            3,269,408
                                                                                         ------------
COMPUTER SOFTWARE & SERVICE 2.6%
Advantage Learning Systems Inc. ..............................            2,700                68,175
Anacomp Inc. Wts.* ...........................................            4,941                31,499
Aspen Technology Inc.* .......................................            7,500               263,438
Boston Technology Inc.* ......................................           19,100               647,012
Box Hill Systems Corp.* ......................................           10,700               187,250
Cisco Systems Inc.* ..........................................           22,000             1,607,375
Complete Business Solutions Inc.* ............................           18,300               521,550
Diamond Multimedia Systems Inc.* .............................           31,500               385,875
Mapics Inc.* .................................................           41,900               544,700
Mastech Corp.* ...............................................           22,000               748,000
Microsoft Corp.* .............................................           11,600             1,534,825
Network Solutions Inc. Cl. A* ................................            2,700                58,725
SAP AG Pfd.* .................................................           14,900             3,980,192
Sema Group PLC* ..............................................           72,300             1,509,760
Transition Systems Inc.* .....................................           34,100               699,050
TT Tieto Oy Cl. B* ...........................................            8,000               899,649
Veritas Software Co.* ........................................            6,000               263,625
Wang Laboratories Inc.* ......................................           22,700               478,119
Western Digital Corp.* .......................................           55,000             2,203,437
WM Data AB Cl. B* ............................................           40,500               677,891
Xylan Corp.* .................................................           16,500               365,063
                                                                                         ------------
                                                                                           17,675,210
                                                                                         ------------
ELECTRONIC COMPONENTS 3.0%
AMP Inc. .....................................................           41,900             2,244,269
Hitachi Ltd.* ................................................          220,000             1,914,312
Intel Corp.* .................................................           23,800             2,197,037
Lernout & Hauspie Speech Products NV ADR* ....................           89,900             3,933,125
Microtouch Systems Inc.* .....................................           15,800               440,425
Remec Inc.* ..................................................           35,350             1,290,275
Rohm Co. .....................................................           15,000             1,765,145
Sandisk Corp.* ...............................................           11,200               403,200
Texas Instruments Inc. .......................................           38,100             5,148,262
Vitesse Semiconductor Corp.* .................................           12,800               634,400
World Access Inc.* ...........................................            9,400               305,500
                                                                                         ------------
                                                                                           20,275,950
                                                                                         ------------
ELECTRONIC EQUIPMENT 3.0%
Aeroflex Inc.* ...............................................           63,000               637,875
Brooks Automation Inc.* ......................................            5,600               214,900
Chicago Miniature Lamp, Inc.* ................................           52,300             1,738,975
Integrated Process Equipment Corp. ...........................            7,900               291,313
KLA-Tencor Corp.* ............................................           36,200             2,445,762
L.M. Ericsson Telephone Co. ADR Cl. B* .......................           72,680             3,484,097
L.M. Ericsson Telephone Co. Cl. B* ...........................           96,800             4,650,227
MAS Technology Ltd. ADR* .....................................           22,600               514,150
Motorola Inc. ................................................           27,300             1,962,187
Scientific Atlanta Inc. ......................................           28,500               644,813
Silicon Valley Group Inc.* ...................................            9,300               330,731
Spectrian Corp.* .............................................           26,300             1,686,488
Teradyne Inc.* ...............................................           23,500             1,264,594
                                                                                         ------------
                                                                                           19,866,112
                                                                                         ------------
OFFICE EQUIPMENT 2.9%
Compaq Computer Corp.* .......................................           58,000             4,335,500
Hewlett-Packard Co. ..........................................           47,000             3,269,438
International Business Machines Corp. ........................           20,700             2,192,906
Quantum Corp.* ...............................................          130,500             4,999,781
Unisys Corp. .................................................          284,200             4,351,813
                                                                                         ------------
                                                                                           19,149,438
                                                                                         ------------
Total Science & Technology  ..................................                             80,236,118
                                                                                         ------------
UTILITY 2.9%
ELECTRIC 1.7%
Edison International Inc. ....................................          103,800             2,620,950
Elecricidade De Portugal SA ..................................          100,000             1,717,239
OGE Energy Corp. .............................................           60,000             2,831,250
Veba AG* .....................................................           37,000             2,162,059
Western Resources Inc. .......................................           67,200             2,305,800
                                                                                         ------------
                                                                                           11,637,298
                                                                                         ------------
NATURAL GAS 0.1%
Calpine Corp.* ...............................................           25,100               516,119
                                                                                         ------------
TELEPHONE 1.1%
Allen Telecom Inc. ...........................................           33,400               951,900
Bell Canada International Inc* ...............................            6,600               124,575
Celcaribe SA*+ ...............................................          297,558             1,636,569
Clearnet Communications Inc. Wts.* ...........................            2,640                26,400
Intelcom Group, Inc. Wts.*(+) ................................            1,650                25,575
Nextel Communications Inc. Cl. A .............................            1,549                44,727
NEXTLINK Communications Inc. Cl. A* ..........................           11,400               273,600
Nortel Inversora SA ADR ......................................           66,000             1,831,500
Powertel Inc. Wts. ...........................................              960                 7,680
RSL Communications Ltd. Wts.+ ................................              750                52,500
WorldCom Inc.* ...............................................           62,700             2,218,013
                                                                                         ------------
                                                                                            7,193,039
                                                                                         ------------
Total Utility  ...............................................                             19,346,456
                                                                                         ------------
Total Equity Securities (Cost $294,466,421)  .................                            384,783,459
                                                                                         ------------
EQUITY SECURITIES -- INFLATION RESPONSIVE
  INVESTMENTS 7.2%
BASIC INDUSTRIES 1.1%
METAL & MINING 1.0%
Aber Resources Ltd.* .........................................           13,600               180,200
Ashanti Goldfields Ltd. GDR ..................................           50,000               550,000
Battle Mountain Gold Co. .....................................          100,000               718,750
Crown Resources Corp.* .......................................          125,000               789,062
Delta Gold NL* ...............................................          168,000               201,233
Kinross Gold Corp.* ..........................................           60,000               333,750
Menzies Gold NL* .............................................          400,000                55,172
Newcrest Mining Ltd.* ........................................          150,000               270,053
Normandy Mining Ltd.* ........................................          510,869               649,015
Pan African Resources Corp.* .................................          215,600                26,520
Southernera Resources Ltd.* ..................................          100,000             1,331,356
Sutton Resources Ltd.* .......................................           56,000               539,000
TVX Gold Inc.* ...............................................           60,000               375,000
Vaal Reefs Exploration & Mining Ltd. ADR .....................           43,100               231,663
Viceroy Resource Corp.* ......................................          100,000               253,247
                                                                                         ------------
                                                                                            6,504,021
                                                                                         ------------
RAILROAD 0.1%
OMI Corp. ....................................................           89,200             1,115,000
                                                                                         ------------
Total Basic Industries  ......................................                              7,619,021
                                                                                         ------------
CONSUMER STAPLE 0.2%
BUSINESS SERVICE 0.2%
Commodore Applied Technologies, Inc.* ........................          150,000               825,000
Commodore Applied Technologies, Inc. Wts.* ...................          150,000               178,125
                                                                                         ------------
                                                                                            1,003,125
                                                                                         ------------
Total Consumer Staple  .......................................                              1,003,125
                                                                                         ------------
ENERGY 5.1%
OIL 4.6%
Baytex Energy Ltd. Cl. A .....................................            1,500                23,606
3DX Technologies Inc.* .......................................           50,000               453,125
Abacan Resource Corp.*@ ......................................          304,100               950,312
Arakis Energy Corp.*@ ........................................          453,100             1,415,937
Barrington Petroleum Ltd.* ...................................          126,300               543,747
Basin Exploration Inc.* ......................................           65,000             1,088,750
Benton Oil & Gas Co. .........................................            9,400               175,663
Brigham Exploration Co.* .....................................           24,000               333,000
Cabot Oil & Gas Corp. Cl. A ..................................           20,200               465,863
Clayton Williams Energy Inc.* ................................           13,598               220,968
Crystal Oil Co.* .............................................           10,000               388,125
Forcenergy Inc. ..............................................            8,900               345,431
Forest Oil Corp. .............................................           12,300               224,475
Gulf Canada Resources Ltd. ...................................          155,771             1,421,410
Gulfstream Resource Canada Ltd. ..............................           42,800               402,590
Hurricane Hydrocarbons Ltd. Cl. A ............................           18,100               161,742
KCS Energy Inc.@ .............................................          221,500             6,534,250
Meridian Resource Corp. ......................................           12,200               160,888
Nuevo Energy Co.*@ ...........................................           56,700             2,714,512
Ocean Energy Inc.* ...........................................           27,300             1,883,700
Oil Search Ltd.* .............................................          598,100             1,380,727
Optima Petroleum Corp.* ......................................           43,100                94,281
Patina Oil & Gas Corp. .......................................           12,400               122,450
Plains Resources Inc.* .......................................          109,800             1,976,400
Ranger Oil Ltd.* .............................................          136,000             1,275,000
Seven Seas Petroleum Inc.* ...................................           32,500               398,125
Southwestern Energy Co.* .....................................           58,600               750,813
St. Mary Land & Exploration Co. ..............................            5,000               226,875
Stone Energy Corp. ...........................................            9,200               309,350
Summit Resources Ltd. ........................................           50,000               249,629
Tarragon Oil & Gas Ltd.* .....................................          116,357             1,313,389
Titan Exploration Inc.* ......................................           29,800               357,600
Tom Brown, Inc.* .............................................           35,600               881,100
Ulster Petroleum Ltd.* .......................................           89,000               949,857
Union Pacific Resources Group Inc. ...........................           25,600               670,400
                                                                                         ------------
                                                                                           30,864,090
                                                                                         ------------
OIL SERVICE 0.5%
Atwood Oceanics Inc.* ........................................            9,000             1,013,625
Dailey Petroleum Services Corp. Cl. A* .......................           34,200               389,025
Noble Drilling Corp.* ........................................           42,800             1,380,300
TMBR/Sharp Drilling, Inc.* ...................................           20,500               553,500
                                                                                         ------------
                                                                                            3,336,450
                                                                                         ------------
Total Energy  ................................................                             34,200,540
                                                                                         ------------
SCIENCE & TECHNOLOGY 0.1%
ELECTRONIC EQUIPMENT 0.1%
Commodore Separation Technologies, Inc.* .....................          150,000               412,500
Commodore Separation Technologies, Inc. Wts.* ................          150,000               168,750
                                                                                         ------------
                                                                                              581,250
                                                                                         ------------
Total Science & Technology  ..................................                                581,250
                                                                                         ------------
UTILITY 0.7%
NATURAL GAS 0.7%
Questar Corp. ................................................            6,100               247,431
TransTexas Gas Corp.*@ .......................................          254,700             4,075,200
Valero Refining & Marketing Corp. ............................            7,800               255,938
                                                                                         ------------
                                                                                            4,578,569
                                                                                         ------------
Total Utility  ...............................................                              4,578,569
                                                                                         ------------
Total Equity Securities -- Inflation Responsive
  Investments (Cost $35,135,740) .............................                             47,982,505
                                                                                         ------------

---------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL            MATURITY              VALUE
                                                           AMOUNT               DATE               (NOTE 1)
---------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 29.2%
U.S. TREASURY 6.8%
U.S. Treasury Bond, 12.00% ..........................      $  800,000           8/15/2013          $  1,152,000
U.S. Treasury Bond, 8.75% ...........................       3,800,000           5/15/2017             4,757,714
U.S. Treasury Bond, 8.125% ..........................       3,950,000           8/15/2021             4,727,044
U.S. Treasury Bond, 6.25% ...........................       2,500,000           8/15/2023             2,426,950
U.S. Treasury Note, 6.875% ..........................       5,475,000           8/31/1999             5,578,532
U.S. Treasury Note, 7.125% ..........................         400,000           9/30/1999               409,748
U.S. Treasury Note, 6.875% ..........................         250,000           3/31/2000               255,780
U.S. Treasury Note, 6.00% ...........................       3,125,000           8/15/2000             3,135,250
U.S. Treasury Note, 6.375% ..........................       2,700,000           3/31/2001             2,734,182
U.S. Treasury Note, 6.625% ..........................       4,325,000           7/31/2001             4,419,588
U.S. Treasury Note, 6.25% ...........................       4,725,000           2/28/2002             4,768,564
U.S. Treasury Note, 7.875% ..........................       3,375,000          11/15/2004             3,710,914
U.S. Treasury Note, 6.50% ...........................       6,325,000           8/15/2005             6,459,406
U.S. Treasury Note, 3.375% ..........................         683,768           1/15/2007               670,517
                                                                                                   ------------
                                                                                                     45,206,189
                                                                                                   ------------
U.S. AGENCY MORTGAGE 5.5%
Federal Home Loan Mortgage Corp., 7.50% .............          87,070           4/01/2002                88,177
Federal Home Loan Mortgage Corp., 8.50% .............             343           7/01/2009                   358
Federal Home Loan Mortgage Corp. TBA, 7.00% .........       2,900,000          11/17/2012             2,919,938
Federal Home Loan Mortgage Corp. Series 29-H PAC,
  6.50% .............................................         425,000           3/25/2023               419,156
Federal Home Loan Mortgage Corp., 7.00% .............       1,495,578           6/01/2024             1,497,911
Federal Home Loan Mortgage Corp., 7.50% .............       1,168,028           8/01/2024             1,192,113
Federal Home Loan Mortgage Corp., 7.00% .............         769,358          12/01/2024               770,558
Federal National Mortgage Association, 9.50% ........       1,443,080          10/01/2003             1,508,928
Federal National Mortgage Association TBA, 7.00% ....       1,325,000          10/22/2004             1,330,380
Federal National Mortgage Association, 8.00% ........         231,366           4/01/2008               240,281
Federal National Mortgage Association, 8.00% ........         296,718           6/01/2008               308,150
Federal National Mortgage Association, 8.50% ........         268,047           2/01/2009               281,197
Federal National Mortgage Association, 7.50% ........       1,802,266           6/01/2010             1,851,252
Federal National Mortgage Association, 7.50% ........       2,752,699           6/01/2012             2,815,488
Federal National Mortgage Association, 6.00% ........       1,000,000           5/25/2022               972,810
Federal National Mortgage Association, 7.50% ........         935,263          10/01/2025               952,509
Federal National Mortgage Association, 7.50% ........       1,602,103          10/01/2025             1,628,634
Federal National Mortgage Association TBA, 7.50% ....       6,375,000          11/13/2027             6,470,625
Government National Mortgage Association, 6.50% .....         598,664           2/15/2009               599,131
Government National Mortgage Association, 6.50% .....         219,818           6/15/2009               219,990
Government National Mortgage Association, 6.50% .....       1,313,461           7/15/2009             1,314,485
Government National Mortgage Association TBA, 7.50% .         975,000          10/16/2012             1,001,203
Government National Mortgage Association, 9.00% .....         388,969           6/15/2016               421,907
Government National Mortgage Association, 8.00% .....         701,794           9/15/2017               736,006
Government National Mortgage Association, 8.00% .....         705,203           8/15/2022               732,530
Government National Mortgage Association, 8.00% .....         537,245          12/15/2022               558,734
Government National Mortgage Association, 8.00% .....         549,591          12/15/2022               570,888
Government National Mortgage Association, 7.00% .....       1,156,673           1/15/2025             1,160,640
Government National Mortgage Association, 8.00% .....         713,061           5/15/2025               737,569
Government National Mortgage Association, 8.00% .....         905,078           7/15/2025               935,624
Government National Mortgage Association, 6.50% .....         927,951          11/15/2025               907,648
Government National Mortgage Association, 7.50% .....       1,305,008          11/15/2025             1,328,251
Government National Mortgage Association, 8.00% .....         211,826           9/15/2026               218,975
                                                                                                   ------------
                                                                                                     36,692,046
                                                                                                   ------------
TRUST CERTIFICATES 0.2%
Cooperative Trust Certificates, 10.11% ..............         900,000          12/15/2017               952,218
Cooperative Utility Trust Certificates, 10.70% ......         350,000           9/15/2017               367,500
Cooperative Utility Trust Certificates, 10.125% .....         225,000           3/15/2019               241,308
                                                                                                   ------------
                                                                                                      1,561,026
                                                                                                   ------------
FINANCE/MORTGAGE 5.0%
Advanta Credit Card Master Trust Series 95F-A1,
  6.05% .............................................         475,000           8/01/2003               471,879
Arcadia Automobile Trust Series 97-C A5, 6.55% ......         675,000           6/15/2005               680,801
Associates Corp. of North America Sr. Note, 6.70% ...       1,400,000           5/29/2001             1,421,630
Bank of New York Institutional Capital Trust, 7.78%+        2,650,000          12/01/2026             2,644,541
BankAmerica Institutional Capital Series B, 7.70%+ ..       2,600,000          12/31/2026             2,576,652
Capital One Bank Sr. Note, 7.08% ....................       1,850,000          10/30/2001             1,881,783
Chase Mortgage Finance Corp. Series
  93L-2A5, 6.25% ....................................         675,000          10/25/2024               664,242
Cigna Corp. Deb., 7.875% ............................       1,400,000           5/15/2027             1,469,594
CIT Group Holdings Inc. Sr. Note, 6.80%                     1,400,000           4/17/2000             1,422,876
Commercial Credit Group Inc. Note,
  6.45% .............................................       1,450,000           7/01/2002             1,468,125
Commercial Credit Group Inc. Sr. Note, 5.55% ........       1,400,000           2/15/2001             1,368,416
Countrywide Funding Corp. Medium Term Note, 7.26% ...       1,400,000           5/10/2004             1,444,422
Countrywide Mortgage Inc. Series 1993-E A-1, 6.50% ..         193,645           1/25/2024               193,766
Countrywide Mortgage Inc. Series 1994-2 A-7, 6.50% ..         498,736           4/25/2008               497,798
DLJ Mortgage Acceptance Corp. Series 97-CF2 A1A,
  6.55%+ ............................................         700,000          10/15/2030               701,641
First Deposit, 5.75% ................................       1,400,000           6/15/2001             1,400,434
First USA Credit Card Master Trust,
  6.42% .............................................       1,350,000           3/17/2005             1,357,383
Ford Credit Auto Loan Master Trust Series 95-1,
  6.50% .............................................       1,100,000           8/15/2002             1,107,216
GE Global Insurance Holding Corp. Note, 7.00% .......         725,000           2/15/2026               718,156
MBNA Corp. Sr. Note, 6.875% .........................         675,000          11/15/2002               682,999
Prime Credit Card Master Trust 1995-1A, 6.75% .......       1,800,000          11/15/2005             1,819,116
Prudential Home Mortgage Securities Co. Series 93-29
  A-6 PAC, 6.75% ....................................         933,304           8/25/2008               936,216
Prudential Home Mortgage Securities Co. Series
  93-47A-11, 6.10% ..................................       1,300,000          12/25/2023             1,226,056
Residential Funding Corp. Series 1993-S25 A-1, 6.50%          143,044           7/25/2008               142,775
Sears Credit Account Master Trust Series 1995-2A,
  8.10% .............................................       2,650,000           6/15/2004             2,745,214
Sears Credit Account Master Trust Series 1997-1A,
  6.20% .............................................         700,000           7/16/2007               697,375
Zurich Capital Trust, 8.37%+ ........................       1,425,000           6/01/2037             1,510,871
                                                                                                   ------------
                                                                                                     33,251,977
                                                                                                   ------------
FOREIGN GOVERNMENT 4.9%
                                                    Australian Dollar
Commonwealth of Australia, 9.00% ....................      10,425,000           9/15/2004             8,879,116
                                                      Canadian Dollar
Government of Canada, 0.00% .........................       3,825,000           2/05/1998             2,735,963
                                                   New Zealand Dollar
Government of New Zealand, 10.00% ...................       6,700,000           3/15/2002             4,825,937
Government of New Zealand, 8.00% ....................       4,225,000          11/15/2006             2,955,198
                                                       Pound Sterling
United Kingdom Treasury, 8.50% ......................       7,200,000          12/07/2005            13,093,898
                                                                                                   ------------
                                                                                                     32,490,112
                                                                                                   ------------
FOREIGN 0.8%
Hydro-Quebec Deb. Series HS, 9.40% ..................      $  475,000           2/01/2021               589,869
Petroliam Nasional BHD Note, 7.125%+ ................         675,000          10/18/2006               671,949
Province of Quebec Deb., 7.125% .....................         700,000           2/09/2024               688,345
Usinor Sacilor Note ADR, 7.25% ......................       3,500,000           8/01/2006             3,564,890
                                                                                                   ------------
                                                                                                      5,515,053
                                                                                                   ------------
CORPORATE 6.0%
Acme Boot Inc. Sr. Note Series  B,
  11.50% ............................................         250,000          12/15/2000               105,000
Allbritton Communications Co. Sr. Sub. Deb., 9.75% ..         500,000          11/30/2007               500,000
Alvey Systems Inc. Sr. Sub. Note,
  11.375% ...........................................         250,000           1/31/2003               262,500
American Telecasting Inc. Sr. Note, 0.00% to 6/14/99,
  12.50%from 6/15/99 to maturity ....................         499,947           6/15/2004               184,980
Anchor Advanced Products, Inc. Series B Sr. Note,
  11.75%+ ...........................................         500,000           4/01/2004               535,000
Archibald Candy Corp. Sr. Sec. Notes, 10.25%+ .......         500,000           7/01/2004               526,250
Argo-Tech Corp. Sr. Sub. Note, 8.625%+ ..............         250,000          10/01/2007               250,625
Axia Inc. Sr. Sub. Note, 11.00% .....................         132,000           3/15/2001               133,980
Axiohm Inc. Sr. Sub. Note, 9.75%+ ...................         250,000          10/01/2007               252,813
Belden & Blake Corp. Sr. Sub. Note, 9.875%+ .........         250,000           6/15/2007               251,250
Benedek Broadcasting Corp. Sr. Note, 11.875% ........         250,000           3/01/2005               281,250
Benedek Communications Co. Sr. Sub. Note, 0.00% to
  5/14/2001, 13.25% from 5/15/2001 to maturity ......       1,000,000           5/15/2006               705,000
Busse Broadcasting Corp. Sr. Sec. Note, 11.625% .....         500,000          10/15/2000               536,250
Capstar Broadcasting Partners Sr. Note, 0.00% to
  1/31/2002, 12.75% from 2/1/2002 to maturity .......         750,000           2/01/2009               513,750
Celcaribe SA Sr. Sec. Note, 0.00% to 3/14/98, 13.50%
  from 3/15/98 to maturity ..........................       1,830,000           3/15/2004             1,784,250
Celestica International Inc. Series B Sr. Sub. Note,
  10.50% ............................................         250,000          12/31/2006               270,938
CHC Helicopter Corp. Sr. Sub. Note, 11.50% ..........         600,000           7/15/2002               640,500
Clearnet Communications Inc. Sr. Note, 0.00% to
  12/14/2000, 14.75% from 12/15/2000 to maturity ....         600,000          12/15/2005               465,000
Columbia/HCA Healthcare Corp. Deb., 7.50% ...........         700,000          12/15/2023               684,474
Columbia/HCA Healthcare Corp. Note, 6.91% ...........       1,400,000           6/15/2005             1,362,452
Columbia/HCA Healthcare Corp. Note, 7.69% ...........         650,000           6/15/2025               633,613
Drypers Corp. Series B Sr. Note, 10.25%+                      500,000           6/15/2007               502,500
Econophone Inc. Sr. Note, 13.50%+ ...................         500,000           7/15/2007               542,500
Edison Mission Energy Funding Corp. Series A Note,
  6.77%+ ............................................       2,327,410           9/15/2003             2,344,470
Empire Gas Corp. Sr. Sec. Note, 7.00% to 7/14/99,
  12.875% from 7/15/99 to maturity ..................         750,000           7/15/1999               708,750
Envirosource Inc. Note, 9.75% .......................       1,000,000           6/15/2003               990,000
Exide Corp. Sr. Note, 10.00% ........................         250,000           4/15/2005               265,000
Fort James Corp. Sr. Note, 6.625% ...................       1,350,000           9/15/2004             1,337,053
French Fragrances Inc. Sr. Note, 10.375%                      500,000           5/15/2007               525,000
Golden Ocean Group Ltd. Sr. Note, 10.00%+ ...........         500,000           8/31/2001               385,000
ICF International Inc. Sr. Sub. Note, 13.00% ........         375,000          12/31/2003               390,937
ICG Holdings Inc. Sr. Note, 0.00% to
  9/14/2000, 13.50% from 9/15/2000 to maturity ......         500,000           9/15/2005               397,500
International Knife & Saw Inc. Sr. Sub. Note,
  11.375% ...........................................         250,000          11/15/2006               271,875
Intertek Finance PLC Series B Sr. Sub. Note, 10.25% .         625,000          11/01/2006               659,375
Johnstown America Industries, Inc. Series B Sr. Sub
  Note, 11.75%+ .....................................         125,000           8/15/2005               134,375
Johnstown America Industries, Inc. Sr. Sub. Note,
  11.75% ............................................         250,000           8/15/2005               268,750
Krystal Co. Sr. Note, 10.25%+ .......................         250,000          10/01/2007               255,000
L3 Communications Corp. Sr. Sub. Note, 10.375%+ .....         250,000           5/01/2007               270,000
Ladish Company, Inc. Sr. Sub. Note, 12.00%(+)# ......          20,517          12/22/2000                21,584
Lamar Advertising Co. Sr. Sub. Note, 9.625% .........         250,000          12/01/2006               263,750
Mail-Well Envelope Corp. Sr. Sub. Note, 10.50% ......         250,000           2/15/2004               269,375
Muzak L.P. Sr. Note, 10.00% .........................         250,000          10/01/2003               262,500
National Energy Group Inc. Series C Sr. Note,
  10.75%+ ...........................................         250,000          11/01/2006               259,375
NBTY Inc. Sr. Sub. Note, 8.625%+ ....................         125,000           9/15/2007               124,375
Nextel Communications Inc. Sr. Note, 0.00% to
  2/14/99, 9.75% from 2/15/99 to maturity ...........         250,000           8/15/2004               216,250
Norcal Waste Systems Inc. Series B Sr. Note, 13.25%
  to 11/14/97, 13.50% from 11/15/97 to maturity .....         500,000          11/15/2005               565,000
North Atlantic Trading Inc. Sr. Note, 11.00%+ .......         750,000           6/15/2004               787,500
Outdoor Systems Inc. Sr. Sub. Note, 9.375% ..........         750,000          10/15/2006               787,500
Owens & Minor Inc. Sr. Sub. Note, 10.875% ...........         125,000           6/01/2006               137,813
Packaging Resources Inc. Sr. Sec. Note, 11.625% .....         750,000           5/01/2003               791,250
Pagemart Nationwide Inc. Sr. Disc. Note, 0.00% to
  1/31/2000, 15.00% from 2/1/2000 to maturity .......         550,000           2/01/2005               445,500
Pathmark Stores Inc. Sub. Note, 11.625%                       250,000           6/15/2002               252,500
Pricellular Wireless Corp. Sr. Note, 10.75% .........         125,000          11/01/2004               135,000
Protection One Alarm Inc. Sr. Note, 0.00% to 6/29/98,
  13.375% from 6/30/98 to maturity ..................         500,000           6/30/2005               550,000
Quest Diagnostics Inc. Sr. Sub. Note, 10.75% ........         500,000          12/15/2006               545,000
Qwest Communications International Inc. Series B Sr.
  Note, 10.875% .....................................         500,000           4/01/2007               560,000
Railcar Leasing LLC Sr. Sec. Note, 6.75%+ ...........         845,902           7/15/2006               869,164
RSL Communications Ltd. Sr. Note, 12.25% ............         750,000          11/15/2006               802,500
Sam Houston Race Park Ltd. Sr. Sec. Note, 11.00%   ..         140,244           9/01/2001                56,098
Sheffield Steel Corp. First Mortgage Note, 12.00% ...         500,000          11/01/2001               515,000
Spanish Broadcasting Systems Inc. Sr. Note, 7.50% ...       1,000,000           6/15/2002             1,140,000
Stena AB Sr. Note, 8.75% ............................         250,000           6/15/2007               252,188
Sun Media Corp. Sr. Sub. Note, 9.50% ................         250,000           2/15/2007               258,750
Sun Media Corp. Sr. Sub. Note, 9.50% ................         250,000           5/15/2007               259,375
Tekni-Plex Inc. Sr. Sub. Note, 11.25%+ ..............         500,000           4/01/2007               551,250
Telemundo Group Inc. Sr. Note, 7.00% to 2/14/99,
  10.50% from 2/15/99 to maturity ...................         250,000           2/15/2006               246,250
TFM SA de CV Sr. Note, 10.25%+ ......................         500,000           6/15/2007               532,500
Tokheim Corp. Sr. Sub. Note, 11.50% .................         750,000           8/01/2006               845,625
Tracor Inc. Sr. Sub. Deb., 8.50% ....................         500,000           3/01/2007               512,500
Transamerican Energy Corp. Sr. Note, 0.00% to
  6/14/99, 13.00% from 6/15/99 to maturity+ .........       1,000,000           6/15/2002               795,000
Transamerican Energy Corp. Sr. Note, 11.50%+ ........       1,000,000           6/15/2002               992,500
Trump Atlantic City Associates First Mortgage Note,
  11.25% ............................................         250,000           5/01/2006               242,500
TV Azteca SA de CV Series B Sr. Note, 10.50% ........         500,000           2/15/2007               532,500
U.S.A. Mobile Communications Inc. Sr. Note, 14.00% ..         750,000          11/01/2004               840,000
Unilab Corp. Sr. Note, 11.00% .......................         500,000           4/01/2006               500,000
Universal Outdoor Inc. Sr. Sub. Note, 9.75% .........         250,000          10/15/2006               267,500
Viatel Inc. Sr. Note, 15.00% ........................         250,000           1/15/2005               177,500
Winstar Communications Inc. Sr. Sub. Cv. Note, 0.00%
  to 10/14/2000, 14.00% from 10/15/2000 to maturity+          300,000          10/15/2005               217,500
Wireless One Inc. Sr. Note, 13.00% ..................         400,000          10/15/2003               192,000
Wireless One Inc. Sr. Note, 0.00% to
  7/31/2001, 13.50% from 8/1/2001 to maturity .......       1,250,000           8/01/2006               281,250
Wyman-Gordon Co. Sr. Note, 10.75% ...................         250,000           3/15/2003               266,875
                                                                                                   ------------
                                                                                                     40,248,557
                                                                                                   ------------
Total Fixed Income Securities (Cost $191,756,691)  ............................................     194,964,960
                                                                                                   ------------
CASH EQUIVALENTS 7.2%
American Express Credit Corp., 5.54% ................         645,000          10/01/1997               645,000
American Express Credit Corp., 5.58% ................      10,134,000          10/06/1997            10,134,000
Associates Corp. of North America,
  5.75% .............................................         585,000          10/02/1997               585,000
Ford Motor Credit Co., 5.53% ........................      15,311,000          10/10/1997            15,311,000
General Electric Capital Corp., 5.45% ...............       6,712,000          10/01/1997             6,712,000
General Electric Capital Corp., 5.53% ...............       3,676,000          10/01/1997             3,676,000
General Electric Capital Corp., 5.58% ...............       6,574,000          10/10/1997             6,574,000
General Electric Capital Corp., 5.51% ...............       4,000,000          10/16/1997             4,000,000
                                                                                                   ------------
Total Cash Equivalents (Cost $47,637,000)  ....................................................      47,637,000
                                                                                                   ------------
Total Investments (Cost $568,995,852) - 101.3% ................................................     675,367,924
Cash and Other Assets, Less Liabilities - (1.3%) ..............................................      (8,488,659)
                                                                                                   ------------
Net Assets - 100.0% ...........................................................................    $666,879,265
                                                                                                   ============

Federal Income Tax Information:
At September 30, 1997, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $569,482,380 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost ..........................................    $115,402,820
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value .............................................      (9,517,276)
                                                                                                   ------------
                                                                                                   $105,885,544
                                                                                                   ============

------------------------------------------------------------------------------------------
     ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of foreign securities.
  *  Nonincome-producing securities.
 []  Payments of income may be made in cash or in the form of additional securities.
  #  Security valued under consistently applies procedures established by the Trustees.
 (+) Security restricted as to public resale. The total cost and market value of restricted securities owned at
     September 30, 199 7 were $207,020 and $728,740 (0.11% of net assets), respectively.
  +  Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such secur ities among certain qualified institutional buyers. The total cost and market value of
     Rule 144A securities owned at September 30, 1997 were $19,892,582 and $21,660,197 (3.25% of net assets), respectively.
 ++  6,100 shares of Gulf Indonesia Resources Ltd., 49,700 shares of Maxx Petroleum Ltd. and 158,780 shares of
     Seagull Energy Cor p. are considered by the Adviser to be part of Inflation Responsive Investments.
  @  94,500 shares of Abacan Resource Corp., 118,200 shares of Arakis Energy Corp., 61,500 shares of KCS Energy,
     Inc., 11,700 sha res of Nuevo Energy Co., and 70,000 shares of TransTexas Gas Corp. are considered by the
     Adviser to be part of Equity Securities.
TBA  Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the prinicipal value has not been finalized and may vary by n o more than 1%.

Forward currency exchange contracts outstanding at September 30, 1997, are as follows:

                                                         UNREALIZED
                                            CONTRACT    APPRECIATION  DELIVERY
                            TOTAL VALUE       PRICE    (DEPRECIATION)   DATE
--------------------------------------------------------------------------------
Sell Australian dollars,
  buy U.S. dollars          2,300,000 AUD  0.74146 AUD    $ 34,698    10/24/97
Sell Australian dollars,
  buy U.S. dollars          1,141,000 AUD  0.74092 AUD      16,597    10/24/97
Sell Australian dollars,
  buy U.S. dollars            548,000 AUD  0.74580 AUD      10,645    10/24/97
Sell Australian dollars,
  buy U.S. dollars            962,000 AUD  0.73565 AUD       8,588    10/24/97
Sell Australian dollars,
  buy U.S. dollars          3,754,000 AUD  0.74214 AUD      57,875    11/14/97
Sell Australian dollars,
  buy U.S. dollars          2,700,000 AUD  0.73289 AUD      15,232    12/10/97
Sell British pounds, buy
  U.S. dollars              4,346,000 GBP  1.67100 GBP     261,398    10/24/97
Sell British pounds, buy
  U.S. dollars              1,985,000 GBP  1.62000 GBP      18,156    10/24/97
Sell British pounds, buy
  U.S. dollars              1,292,000 GBP  1.67220 GBP      79,260    10/24/97
Sell British pounds, buy
  U.S. dollars              1,990,000 GBP  1.62570 GBP      34,340    12/01/97
Buy British pounds, sell
  U.S. dollars                720,000 GBP  1.66430 GBP     (40,217)   12/01/97
Buy British pounds, sell
  U.S. dollars              1,270,000 GBP  1.61130 GBP      (3,628)   12/01/97
Sell New Zealand
  dollars, buy U.S.
  dollars                   7,207,000 NZD  0.63610 NZD     (26,216)   10/24/97
Sell New Zealand
  dollars, buy U.S.
  dollars                     720,000 NZD  0.63434 NZD      (3,886)   10/24/97
Sell New Zealand
  dollars, buy U.S.
  dollars                   3,860,000 NZD  0.63230 NZD     (28,709)   10/24/97
Sell South African rand,
  buy U.S. dollars         20,600,000 ZAR  0.20362 ZAR     (65,279)    2/27/98
                                                          --------
                                                          $368,854
                                                          ========

The accompanying notes are an integral part of the financial statements.

STATE  STREET RESEARCH MANAGED ASSETS

-------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------
September 30, 1997 (Unaudited)

ASSETS
Investments, at value (Cost $568,995,852) (Note 1) .....................       $675,367,924
Cash ...................................................................             89,419
Receivable for securities sold .........................................         25,355,197
Interest and dividends receivable ......................................          3,049,658
Receivable for open forward contracts ..................................            536,789
Receivable for fund shares sold ........................................            479,317
Receivable from Distributor (Note 3) ...................................             16,882
Other assets ...........................................................             98,513
                                                                               ------------
                                                                                704,993,699
LIABILITIES
Payable for securities purchased .......................................         36,384,373
Accrued management fee (Note 2) ........................................            400,538
Accrued distribution and service fees (Note 5) .........................            333,339
Accrued transfer agent and shareholder services
  (Note 2) .............................................................            297,190
Payable for fund shares purchased ......................................            236,936
Payable for open forward contracts .....................................            167,935
Dividends payable ......................................................            104,906
Accrued trustees' fees (Note 2) ........................................             15,550
Other accrued expenses .................................................            173,667
                                                                               ------------
                                                                                 38,114,434
                                                                               ------------
NET ASSETS                                                                     $666,879,265
                                                                               ============
Net Assets consist of:
  Undistributed net investment income ..................................       $    517,543
  Unrealized appreciation of investments ...............................        106,372,072
  Unrealized appreciation of forward contracts and foreign currency ....            359,702
  Accumulated net realized gain ........................................         41,178,474
  Shares of beneficial interest ........................................        518,451,474
                                                                               ------------
                                                                               $666,879,265
                                                                               ============

Net Asset Value and redemption price per share of Class A shares
  ($300,378,406 / 25,289,781 shares of beneficial interest) ............             $11.88
                                                                                     ======
Maximum Offering Price per share of Class A shares ($11.88 / .955) .....             $12.44
                                                                                     ======
Net Asset Value and offering price per share of Class B shares
  ($319,952,496 / 27,035,871 shares of beneficial interest)* ...........             $11.83
                                                                                     ======
Net Asset Value, offering price and redemption price per share of Class
  C shares ($25,153,146 /
  2,117,794 shares of beneficial interest) .............................             $11.88
                                                                                     ======
Net Asset Value and offering price per share of Class D shares
  ($21,395,217 / 1,805,478 shares of
  beneficial interest)* ................................................             $11.85
                                                                                     ======
-------------------------------------------------------------------------------------------
*Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

STATE STREET RESEARCH MANAGED ASSETS

-------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------
For the six months ended September 30, 1997 (Unaudited)

INVESTMENT INCOME
Interest ................................................................      $  7,833,551
Dividends, net of foreign taxes of $80,386 ..............................         1,985,853
                                                                               ------------
                                                                                  9,819,404
EXPENSES
Management fee (Note 2) .................................................         2,245,760
Transfer agent and shareholder services (Note 2) ........................           523,232
Custodian fee ...........................................................           193,283
Service fee-Class A (Note 5) ............................................           339,365
Distribution and service fees-Class B (Note 5) ..........................         1,425,804
Distribution and service fees-Class D (Note 5) ..........................            97,069
Reports to shareholders .................................................            74,862
Registration fees .......................................................            39,247
Trustees' fees (Note 2) .................................................            18,300
Audit fee ...............................................................            17,935
Legal fees ..............................................................             3,280
Miscellaneous ...........................................................            10,415
                                                                               ------------
                                                                                  4,988,552
Expenses borne by the Distributor (Note 3) ..............................          (113,307)
                                                                               ------------
                                                                                  4,875,245
                                                                               ------------
Net investment income ...................................................         4,944,159
                                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY AND FORWARD CONTRACTS
Net realized gain on investments (Notes 1 and 4) ........................        41,906,201
Net realized loss on forward contracts and foreign
  currency (Note 1) .....................................................           (97,197)
                                                                               ------------
    Total net realized gain .............................................        41,809,004
                                                                               ------------
Net unrealized appreciation of investments ..............................        64,517,271
Net unrealized appreciation of forward contracts
  and foreign currency ..................................................           412,121
                                                                               ------------
    Total net unrealized appreciation ...................................        64,929,392
                                                                               ------------
Net gain on investments, foreign currency and
  forward contracts .....................................................       106,738,396
                                                                               ------------
Net increase in net assets resulting from operations                           $111,682,555
                                                                               ============

The accompanying notes are an integral part of the financial statements.

STATE  STREET RESEARCH MANAGED ASSETS

------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED
                                                                SEPTEMBER 30,
                                                                    1997                YEAR ENDED
                                                                 (UNAUDITED)          MARCH 31, 1997
------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .....................................     $    4,944,159          $    8,179,555
Net realized gain on investments, foreign currency and
  forward contracts .......................................         41,809,004              53,801,738
Net unrealized appreciation (depreciation)
  of investments, foreign currency and forward contracts ..         64,929,392              (8,244,104)
                                                                --------------          --------------
Net increase resulting from operations                             111,682,555              53,737,189
                                                                --------------          --------------
Dividends from net investment income:
  Class A .................................................         (2,504,736)             (6,086,782)
  Class B .................................................         (1,584,432)             (4,234,267)
  Class C .................................................           (236,224)               (634,525)
  Class D .................................................           (107,648)               (289,417)
                                                                --------------          --------------
                                                                    (4,433,040)            (11,244,991)
                                                                --------------          --------------
Distributions from net realized gains:
  Class A .................................................        (11,919,618)            (18,380,936)
  Class B .................................................        (12,453,207)            (18,075,176)
  Class C .................................................         (1,001,948)             (1,771,455)
  Class D .................................................           (860,306)             (1,236,399)
                                                                --------------          --------------
                                                                   (26,235,079)            (39,463,966)
                                                                --------------          --------------
Net increase from fund share
  transactions (Note 6) ...................................         51,250,859              97,991,295
                                                                --------------          --------------
Total increase in net assets ..............................        132,265,295             101,019,527
NET ASSETS
Beginning of period .......................................        534,613,970             433,594,443
                                                                --------------          --------------
End of period (including undistributed net investment
  income of $517,543 and $6,424, respectively) ............     $  666,879,265          $  534,613,970
                                                                ==============          ==============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 1997

NOTE 1
State Street Research Managed Assets (the "Fund"), is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in December 1988. The Trust consists presently of two separate funds: State Street Research Managed Assets and State Street Research High Income Fund.

The investment objective of the Fund is to seek a high total return while attempting to limit investment risk and preserve capital. To achieve its investment objective, the Fund intends to allocate assets among selected investments in the following sectors: Fixed Income Securities, Equity Securities, Inflation Responsive Investments and Cash & Cash Equivalents. Total return may include current income as well as capital appreciation. The Fund's investment manager believes that the timely re-allocation of assets can enhance performance and reduce portfolio volatility.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

B. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

D. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain fixed income securities held by the Fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

E. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gains and losses and wash sale deferrals.

F. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2
The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1997, the fees pursuant to such agreement amounted to $2,245,760.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the Fund may be purchased. During the six months ended September 30, 1997, the amount of such expenses was $137,688.

The fees of the Trustees not currently affiliated with the Adviser amounted to $18,300 during the six months ended September 30, 1997.

NOTE 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended September 30, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $113,307.

NOTE 4
For the six months ended September 30, 1997, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, aggregated $404,966,203 and $374,859,733 (including $140,353,534 and $122,103,978 of U.S. Government obligations), respectively.

NOTE 5

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1997, fees pursuant to such plan amounted to $339,365, $1,425,804 and $97,069 for Class A, Class B and Class D shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $91,954 and $603,889, respectively, on sales of Class A shares of the Fund during the six months ended September 30, 1997, and that MetLife Securities, Inc. earned commissions aggregating $1,183,851 on sales of Class B shares, and the Distributor collected contingent deferred sales charges aggregating $276,997 and $219 on redemptions of Class B and Class D shares, respectively, during the same period.

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At September 30, 1997, the Distributor owned one Class A share of the Fund.

Share transactions were as follows:

                                          SIX MONTHS ENDED
                                         SEPTEMBER 30, 1997                      YEAR ENDED
                                            (UNAUDITED)                        MARCH 31, 1997
                                   ----------------------------------  ----------------------------------
CLASS A                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................       2,598,519      $  28,691,735        4,746,853      $  50,499,204
Issued upon reinvestment of:
  Dividends from net investment
    income ....................         213,999          2,424,607          558,830          5,876,689
  Distributions from net
    realized gains ............       1,110,940         11,598,210        1,699,169         17,870,060
Shares repurchased ............      (2,131,543)       (23,414,422)      (3,698,792)       (39,318,613)
                                     ----------      -------------       ----------      -------------
Net increase ..................       1,791,915      $  19,300,130        3,306,060      $  34,927,340
                                     ==========      =============       ==========      =============

CLASS B                                SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................       3,467,465      $  38,062,994        6,191,667      $  65,679,543
Issued upon reinvestment of:
  Dividends from net investment
    income ....................         135,706          1,531,404          389,723          4,088,191
  Distributions from net
    realized gains ............       1,169,718         12,165,063        1,680,278         17,607,323
Shares repurchased ............      (2,000,359)       (21,914,791)      (2,845,172)       (30,131,674)
                                     ----------      -------------       ----------      -------------
Net increase ..................       2,772,530      $  29,844,670        5,416,496      $  57,243,383
                                     ==========      =============       ==========      =============

CLASS C                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................         335,050       $  3,716,114          718,397       $  7,645,927
Issued upon reinvestment of:
  Dividends from net investment
    income ....................          20,758            235,518           60,113            631,951
  Distributions from net
    realized gains ............          95,812          1,001,236          168,533          1,771,442
Shares repurchased ............        (378,718)        (4,141,618)        (802,252)        (8,601,591)
                                     ----------      -------------       ----------      -------------
Net increase ..................          72,902      $     811,250          144,791      $   1,447,729
                                     ==========      =============       ==========      =============

CLASS D                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................         197,664      $   2,161,569          594,410      $   6,307,999
Issued upon reinvestment of:
  Dividends from net investment
    income ....................           8,417             95,288           25,583            268,626
  Distributions from net
    realized gains ............          75,840            789,492          110,940          1,163,717
Shares repurchased ............        (160,380)        (1,751,540)        (319,082)        (3,367,499)
                                     ----------      -------------       ----------      -------------
Net increase ..................         121,541      $   1,294,809          411,851      $   4,372,843
                                     ==========      =============       ==========      =============

STATE STREET RESEARCH MANAGED ASSETS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                           CLASS A
                           --------------------------------------------------------------------------------------------------------
                               SIX MONTHS ENDED                                   YEAR ENDED MARCH 31
                              SEPTEMBER 30, 1997    -------------------------------------------------------------------------------
                                (UNAUDITED)***         1997***         1996***          1995            1994            1993
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
  of period                       $10.40               $10.29           $ 8.76          $ 8.94          $ 8.94          $ 8.22
                                  ------               ------           ------          ------          ------          ------
Net investment income*              0.11                 0.21             0.23            0.27            0.22            0.27
Net realized and unrealized
  gain (loss) on
  investments, foreign
  currency and forward
  contracts                         1.98                 1.05             1.72           (0.14)           0.72            1.01
                                  ------               ------           ------          ------          ------          ------
    Total from investment
      operations                    2.09                 1.26             1.95            0.13            0.94            1.28
                                  ------               ------           ------          ------          ------          ------
Dividends from net
  investment income                (0.10)               (0.28)           (0.26)          (0.17)          (0.22)          (0.25)
Distributions from net
  realized gains                   (0.51)               (0.87)           (0.16)          (0.14)          (0.72)          (0.31)
                                  ------               ------           ------          ------          ------          ------
    Total distributions            (0.61)               (1.15)           (0.42)          (0.31)          (0.94)          (0.56)
                                  ------               ------           ------          ------          ------          ------
Net asset value, end of
  period                          $11.88               $10.40           $10.29          $ 8.76          $ 8.94          $ 8.94
                                  ======               ======           ======          ======          ======          ======
Total return                       20.83%++             12.49%+          22.55%+          1.52%+         10.96%+         16.54%+
Net assets at end of period
  (000s)                        $300,378             $244,348         $207,713        $181,358        $166,011         $93,537
Ratio of operating expenses
  to average net assets*            1.25%(+)             1.25%            1.25%           1.25%           1.25%           1.25%
Ratio of net investment
  income to average net
  assets*                           2.02%(+)             2.02%            2.34%           3.11%           2.75%           3.26%
Portfolio turnover rate            66.74%              108.41%          109.20%          89.58%         105.17%         142.86%
Average commission rate@         $0.0208              $0.0266               --              --              --              --
*Reflects voluntary
 assumption of fees or
 expenses per share in each
 period (Note 3)                  $ 0.00               $ 0.01           $ 0.02          $ 0.03          $ 0.02          $ 0.02

                                                                                CLASS B
                                     ----------------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                              YEAR ENDED MARCH 31
                                          SEPTEMBER 30, 1997      -----------------------------------------------------------------
                                            (UNAUDITED)***            1997***          1996***          1995            1994**
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period        $10.37               $10.25            $ 8.74            $ 8.92            $ 8.78
                                            ------               ------            ------            ------            ------
Net investment income*                        0.07                 0.13              0.15              0.20              0.16

Net realized and unrealized gain
  (loss) on investments, foreign
  currency and forward contracts              1.96                 1.06              1.71             (0.13)             0.39
                                            ------               ------            ------            ------            ------
    Total from investment operations          2.03                 1.19              1.86              0.07              0.55
                                            ------               ------            ------            ------            ------
Dividends from net investment income         (0.06)               (0.20)            (0.19)            (0.11)            (0.18)
Distributions from net realized gains        (0.51)               (0.87)            (0.16)            (0.14)            (0.23)
                                            ------               ------            ------            ------            ------
    Total distributions                      (0.57)               (1.07)            (0.35)            (0.25)            (0.41)
                                            ------               ------            ------            ------            ------
Net asset value, end of period              $11.83               $10.37            $10.25            $ 8.74            $ 8.92
                                            ======               ======            ======            ======            ======
Total return                                 20.27%++             11.76%+           21.48%+            0.82%+            6.26%++
Net assets at end of period (000s)        $319,952             $251,518          $193,272          $152,251           $83,244
Ratio of operating expenses to
  average net assets*                         2.00%(+)             2.00%             2.00%             2.00%             2.00%(+)
Ratio of net investment income to
  average net assets*                         1.27%(+)             1.27%             1.59%             2.38%             2.03%(+)
Portfolio turnover rate                      66.74%              108.41%           109.20%            89.58%           105.17%
Average commission rate@                   $0.0208              $0.0266                --                --                --
*Reflects voluntary assumption of
 fees or expenses per share in each
 period (Note 3)                            $ 0.00               $ 0.01            $ 0.02            $ 0.03            $ 0.03
------------------------------------------------------------------------------------------------------------------------------------
(+)  Annualized.
**   June 1, 1993 (commencement of share class designations) to March 31, 1994.
***  Per-share figures have been calculated using the average shares method.
+    Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the
     Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
++   Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
@    Average commission rate per share paid for security trades beginning with the fiscal year ended March 31, 1997.

STATE STREET RESEARCH MANAGED ASSETS

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                CLASS C
                                     ----------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                              YEAR ENDED MARCH 31
                                        SEPTEMBER 30, 1997      -----------------------------------------------------------------
                                          (UNAUDITED)***          1997***           1996***          1995              1994**
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $10.40               $10.29            $ 8.77            $ 8.95            $ 8.78
                                            ------               ------            ------            ------            ------
Net investment income*                        0.13                 0.24              0.25              0.29              0.21
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and forward contracts              1.97                 1.05              1.71             (0.14)             0.43
                                            ------               ------            ------            ------            ------
    Total from investment operations          2.10                 1.29              1.96              0.15              0.64
                                            ------               ------            ------            ------            ------
Dividends from net investment income         (0.11)               (0.31)            (0.28)            (0.19)            (0.24)
Distributions from net realized gains        (0.51)               (0.87)            (0.16)            (0.14)            (0.23)
                                            ------               ------            ------            ------            ------
    Total distributions                      (0.62)               (1.18)            (0.44)            (0.33)            (0.47)
                                            ------               ------            ------            ------            ------
Net asset value, end of period              $11.88               $10.40            $10.29            $ 8.77            $ 8.95
                                            ======               ======            ======            ======            ======
Total return                                 20.97%++             12.77%+           22.70%+            1.77%+            7.27%++
Net assets at end of period (000s)         $25,153              $21,263           $19,548           $25,803           $21,434
Ratio of operating expenses to
  average net assets*                         1.00%(+)             1.00%             1.00%             1.00%             1.00%(+)
Ratio of net investment income to
  average net assets*                         2.27%(+)             2.26%             2.59%             3.37%             3.03%(+)
Portfolio turnover rate                      66.74%              108.41%           109.20%            89.58%           105.17%
Average commission rate@                   $0.0208              $0.0266                --                --                --
*Reflects voluntary assumption of
 fees or expenses per share in each
 period (Note 3)                            $ 0.00               $ 0.01            $ 0.02            $ 0.03            $ 0.02

                                                                                CLASS D
                                     ----------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                              YEAR ENDED MARCH 31
                                        SEPTEMBER 30, 1997      -----------------------------------------------------------------
                                          (UNAUDITED)***          1997***           1996***          1995              1994**
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period        $10.38               $10.27            $ 8.75            $ 8.93            $ 8.78
                                            ------               ------            ------            ------            ------
Net investment income*                        0.07                 0.13              0.15              0.20              0.16
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and forward contracts              1.97                 1.05              1.72             (0.13)             0.40
                                            ------               ------            ------            ------            ------
    Total from investment operations          2.04                 1.18              1.87              0.07              0.56
                                            ------               ------            ------            ------            ------
Dividends from net investment income         (0.06)               (0.20)            (0.19)            (0.11)            (0.18)
Distributions from net realized gains        (0.51)               (0.87)            (0.16)            (0.14)            (0.23)
                                            ------               ------            ------            ------            ------
    Total distributions                      (0.57)               (1.07)            (0.35)            (0.25)            (0.41)
                                            ------               ------            ------            ------            ------
Net asset value, end of period              $11.85               $10.38            $10.27            $ 8.75            $ 8.93
                                            ======               ======            ======            ======            ======
Total return                                 20.35%++             11.64%+           21.54%+            0.82%+            6.31%++
Net assets at end of period (000s)         $21,395              $17,485           $13,061           $12,772            $7,117
Ratio of operating expenses to
  average net assets*                         2.00%(+)             2.00%             2.00%             2.00%             2.00%(+)
Ratio of net investment income to
  average net assets*                         1.28%(+)             1.26%             1.60%             2.39%             2.03%(+)
Portfolio turnover rate                      66.74%              108.41%           109.20%            89.58%           105.17%
Average commission rate@                   $0.0208              $0.0266                --                --                --
*Reflects voluntary assumption of
 fees or expenses per share in each
 period (Note 3)                            $ 0.00               $ 0.01            $ 0.02            $ 0.03            $ 0.03
------------------------------------------------------------------------------------------------------------------------------------
(+)  Annualized.
**   June 1, 1993 (commencement of share class designations) to March 31, 1994.
***  Per share figures have been calculated using the average shares method.
+    Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the
     Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
++   Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
@    Average commission rate per share paid for security trades beginning with the fiscal year ended March 31, 1997.

STATE STREET RESEARCH MANAGED ASSETS

-----------------------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH INCOME TRUST
-----------------------------------------------------------------------------------------------------------------------------------


FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
MANAGED ASSETS                             Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                STEVE A. GARBAN
One Financial Center                       BARTLETT R. GEER                       Retired; formerly Senior Vice
Boston, MA 02111                           Vice President                         President for Finance and
                                                                                  Operations and Treasurer, The
DISTRIBUTOR                                JOHN H. KALLIS                         Pennsylvania State University
State Street Research                      Vice President
Investment Services, Inc.                                                         MALCOLM T. HOPKINS
One Financial Center                       THOMAS A. SHIVELY                      Former Vice Chairman of the
Boston, MA 02111                           Vice President                         Board and Chief Financial
                                                                                  Officer, St. Regis Corp.
SHAREHOLDER SERVICES                       GERARD P. MAUS
State Street Research                      Treasurer                              EDWARD M. LAMONT
Shareholder Services                                                              Formerly in banking (Morgan
P.O. Box 8408                              JOSEPH W. CANAVAN                      Guaranty Trust Company of
Boston, MA 02266-8408                      Assistant Treasurer                    New York); presently engaged
1-800-562-0032                                                                    in private investments and
                                           DOUGLAS A. ROMICH                      civic affairs
CUSTODIAN                                  Assistant Treasurer
State Street Bank and                                                             ROBERT A. LAWRENCE
Trust Company                              FRANCIS J. MCNAMARA, III               Associate, Saltonstall & Co.
225 Franklin Street                        Secretary and General Counsel
Boston, MA 02110                                                                  DEAN O. MORTON
                                           DARMAN A. WING                         Retired; formerly Executive
LEGAL COUNSEL                              Assistant Secretary and                Vice President, Chief
Goodwin, Procter & Hoar LLP                Assistant General Counsel              Operating Officer and Director,
Exchange Place                                                                    Hewlett-Packard Company
Boston, MA 02109                           AMY L. SIMMONS
                                           Assistant Secretary                    THOMAS L. PHILLIPS
                                                                                  Retired; formerly Chairman of
                                                                                  the Board and Chief Executive
                                                                                  Officer, Raytheon Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

                                                                                  JEPTHA H. WADE
                                                                                  Retired; formerly Of Counsel,
                                                                                  Choate, Hall & Stewart


STATE STREET RESEARCH MANAGED ASSETS                             --------------
One Financial Center                                                Bulk Rate
Boston, MA 02111                                                  U.S. Postage
                                                                      PAID
                                                                  Randolph, MA
                                                                 Permit No. 600
                                                                 --------------





QUESTIONS? COMMENTS?
CALL us at 1-800-562-0032
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-MAIL us at:
     info@ssrfunds.com

[Graphic Omitted] STATE STREET RESEARCH


This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Managed Assets prospectus. When used after December 31, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER:  4404-971118(1298)SSR-LD                          MA-273D-1197 I